UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2015

Unaudited

Stone Ridge Reinsurance Risk Premium Fund

Stone Ridge High Yield Reinsurance Risk Premium Fund

Stone Ridge U.S. Large Cap Variance Risk Premium Fund

Stone Ridge U.S. Small Cap Variance Risk Premium Fund

Stone Ridge U.S. Variance Risk Premium Master Fund

Stone Ridge International Developed Markets Variance Risk Premium Fund

Stone Ridge Emerging Markets Variance Risk Premium Fund

Stone Ridge International Variance Risk Premium Master Fund

Stone Ridge Global Equity Variance Risk Premium Master Fund

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2015 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2015	$33,426,678	3.4%

2016	150,221,275	15.3%

2017	307,107,514	31.3%

2018	238,957,820	24.3%

2019	72,713,554	7.4%

2020	45,536,541	4.6%

2023	7,532,425	0.8%

2034	12,447,574	1.3%

Not Applicable	62,181,703	6.3%

Other(1)	52,517,103	5.3%
	$982,642,187

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Information Technology	$13,967,430	3.9%

Consumer Discretionary	13,591,716	3.8%

Health Care	9,782,755	2.7%

Industrials	5,979,945	1.7%

Energy	4,716,109	1.3%

Consumer Staples	4,600,207	1.3%

Financials	4,558,312	1.3%

Materials	4,064,571	1.1%

Utilities	611,685	0.2%

Telecommunication Services	582,002	0.2%

Other(1)	296,836,543	82.5%
	$359,291,275

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I	$125,357,317	66.9%

Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	62,027,132	33.1%

Other(1)	18,564	0.0%
	$187,403,013

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2015	$9,664,021	2.3%

2016	67,805,529	16.4%

2017	136,843,593	33.1%

2018	97,638,387	23.6%

2019	37,019,211	8.9%

2020	10,841,439	2.6%

2023	3,162,885	0.8%

2034	11,247,335	2.7%

Not Applicable	25,570,810	6.2%

Other(1)	13,998,023	3.4%
	$413,791,233

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Health Care	$1,342,636	1.1%

Information Technology	860,944	0.7%

Consumer Discretionary	590,625	0.5%

Industrials	377,881	0.3%

Materials	204,953	0.2%

Telecommunication Services	118,963	0.1%

Energy	88,139	0.1%

Financials	48,618	0.0%

Consumer Staples	26,712	0.0%

Other(1)	116,992,369	97.0%
	$120,651,840

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Information Technology	$143,479	0.1%

Health Care	137,424	0.1%

Financials	127,572	0.1%

Telecommunication Services	115,732	0.1%

Consumer Discretionary	110,886	0.1%

Consumer Staples	81,322	0.1%

Materials	52,963	0.1%

Industrials	43,628	0.0%

Energy	17,264	0.0%

Utilities	6,743	0.0%

Other(1)	99,768,507	99.3%
	$100,605,520

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2015 (Unaudited)

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Information Technology	$485,598	0.9%

Consumer Discretionary	158,034	0.3%

Financials	135,720	0.3%

Materials	65,276	0.1%

Energy	30,400	0.1%

Telecommunication Services	18,801	0.0%

Other(1)	50,412,049	98.3%
	$51,305,878

STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I	$18,719,497	66.2%

Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I	9,327,788	33.0%

Other(1)	231,015	0.8%
	$28,278,300

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I	$15,000,516	33.1%

Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I	14,965,336	33.0%

Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I	7,540,144	16.6%

Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	7,410,210	16.4%

Other(1)	399,788	0.9%
	$45,315,994

(1)	Cash, cash equivalents, short term investments and other assets less liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
EVENT LINKED BONDS - 80.2%

Europe - 1.0%

Windstorm - 1.0%
Atlas Re VII B 3.650%, 01/07/2016 (a)(b)(c)	€2,250,000	$2,553,321
Calypso Capital II Class B 3.710%, 01/08/2018 (a)(b)(c)	€2,750,000	3,163,338
Green Fields II 2013-1 A 2.750%, 01/09/2017 (a)(b)(c)	€2,250,000	2,561,785
Pylon II A 5.500%, 05/05/2016 (a)(b)(c)	€1,000,000	1,153,730

		9,432,174

Global - 24.3%

Earthquake - 0.5%
Market Re 2014-4 Class A 4.000%, 06/15/2016 (a)(b)(c)	$2,121,000	2,131,605
Market Re 2014-4 Class B 4.000%, 06/15/2016 (a)(b)(c)	771,000	774,855
Tramline Re II 2013-1 A 3.260%, 07/07/2017 (a)(b)(c)	1,750,000	1,737,838

		4,644,298

Mortality/Longevity - 3.0%
Benu Capital Class B 3.350%, 01/08/2020 (a)(b)(c)	12,000,000	13,474,214
Chesterfield Re 2014-1 4.500%, 12/15/2034 (c)	12,389,344	12,447,574
Vitality Re VI Class B 2.110%, 01/08/2019 (a)(b)(c)	3,000,000	3,003,750

		28,925,538

Multiperil - 20.4%
Atlas IX 2015-1 7.109%, 01/07/2019 (a)(b)(c)	4,910,000	4,896,252
Blue Danube II 2013-1 A 4.279%, 05/23/2016 (a)(b)(c)	10,042,000	10,057,565
Galileo Re 2013-1 7.410%, 01/09/2017 (a)(b)(c)	5,500,000	5,625,950
Galileo Re 2015-1 Class A 13.510%, 01/08/2018 (a)(b)(c)	8,929,000	9,030,791
Kilimanjaro Re 2014-1 Class B 4.510%, 04/30/2018 (a)(b)(c)	13,802,000	13,794,409
Kilimanjaro Re 2014-2 Class C 3.760%, 11/25/2019 (a)(b)(c)	28,158,000	27,876,420
Loma Re 2013-1 A 8.270%, 01/08/2018 (a)(b)(c)	2,271,000	2,361,499
Loma Re 2013-1 B 10.570%, 01/08/2018 (a)(b)(c)	6,814,000	7,130,851
Loma Re 2013-1 C 16.500%, 01/08/2018 (a)(b)(c)	11,781,000	12,260,487
Mythen Re 2012-2 A 8.557%, 01/05/2017 (a)(b)(c)	578,000	600,311
Tradewynd Re 2013-1 1 8.710%, 07/09/2018 (a)(b)(c)	10,357,000	11,419,110
Tradewynd Re 2013-2 3-A 5.990%, 01/09/2017 (a)(b)(c)	12,481,000	12,731,868

	PRINCIPAL AMOUNT	FAIR VALUE

Multiperil - 20.4% (continued)
Tradewynd Re 2013-2 3-B 6.550%, 01/09/2017 (a)(b)(c)	$10,698,000	$10,901,262
Tradewynd Re 2014-1 Class 3-A 5.010%, 01/08/2018 (a)(b)(c)	10,554,000	10,545,029
Tradewynd Re 2014-1 Class 3-B 7.010%, 01/08/2018 (a)(b)(c)	28,143,000	28,434,280
Tramline Re II 2014-1 Class A 9.760%, 01/04/2019 (a)(b)(c)	18,115,000	18,438,353
Venterra Re 2013-1 A 3.760%, 01/09/2017 (a)(b)(c)	14,596,000	14,525,939

		200,630,376

Windstorm - 0.4%
Queen Street VIII 6.510%, 06/08/2016 (a)(b)(c)	3,250,000	3,264,625
Queen Street X Re 5.760%, 06/08/2018 (a)(b)(c)	901,000	899,648

		4,164,273

		238,364,485

Japan - 3.2%

Earthquake - 3.2%
Kizuna Re II 2015-1 2.010%, 04/05/2019 (a)(b)(c)	¥500,000,000	4,190,327
Kizuna Re II Class A 2.260%, 04/06/2018 (a)(b)(c)	$6,750,000	6,763,500
Kizuna Re II Class B 2.510%, 04/06/2018 (a)(b)(c)	4,500,000	4,512,825
Nakama Re 2.510%, 04/13/2018 (a)(b)(c)	4,250,000	4,275,287
Nakama Re 2013-1 2.760%, 09/29/2016 (a)(b)(c)	6,500,000	6,531,200
Nakama Re 2014-2 Class 2 2.885%, 01/16/2020 (a)(b)(c)	5,250,000	5,271,525

		31,544,664

Mexico - 0.9%

Earthquake - 0.6%
MultiCat Mexico 2012-1 A 8.010%, 12/04/2015 (a)(b)(c)	6,199,000	6,288,265

Windstorm - 0.3%
MultiCat Mexico 2012-1 B 7.760%, 12/04/2015 (a)(b)(c)	1,875,000	1,890,000
MultiCat Mexico 2012-1 C 7.510%, 12/04/2015 (a)(b)(c)	541,000	539,269

		2,429,269

		8,717,534

Turkey - 1.8%

Earthquake - 1.8%
Bosphorus 1 Re 2013-1 A 2.510%, 05/03/2016 (a)(b)(c)	18,000,000	17,974,800

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE

United States - 49.0%

Earthquake - 6.1%
Embarcadero Re 2012-2 A 5.010%, 08/07/2015 (a)(b)(c)	$10,750,000	$10,762,900
Golden State Re II 2.210%, 01/08/2019 (a)(b)(c)	4,200,000	4,187,820
Lakeside Re III 8.010%, 01/08/2016 (a)(b)(c)	10,975,000	11,267,484
Merna Re 2015-1 2.010%, 04/09/2018 (a)(b)(c)	1,478,000	1,471,201
Merna Re IV 2.510%, 04/08/2016 (a)(b)(c)	6,250,000	6,265,312
Ursa Re 2014-1 Class A 3.510%, 12/07/2017 (a)(b)(c)	5,631,000	5,632,126
Ursa Re 2014-1 Class B 5.010%, 12/07/2017 (a)(b)(c)	20,237,000	20,265,332

		59,852,175

Multiperil - 24.9%
Atlas Re VII A 8.144%, 01/07/2016 (a)(b)(c)	1,772,000	1,790,074
Caelus Re 2013-1 A 5.260%, 03/07/2016 (a)(b)(c)	6,021,000	6,051,105
Caelus Re 2013-2 A 6.860%, 04/07/2017 (a)(b)(c)	20,494,000	21,195,919
East Lane Re VI 2.760%, 03/14/2018 (a)(b)(c)	14,467,000	14,281,822
East Lane VI 2015-1 3.760%, 03/13/2023 (a)(b)(c)	7,597,000	7,532,425
Ibis Re II 2013-1 A 4.010%, 06/28/2016 (a)(b)(c)	3,250,000	3,256,987
Ibis Re II 2013-1 B 4.510%, 06/28/2016 (a)(b)(c)	4,500,000	4,511,700
Ibis Re II 2013-1 C 8.010%, 06/28/2016 (a)(b)(c)	3,250,000	3,325,888
Mona Lisa Re 2013-2 A 7.310%, 07/07/2017 (a)(b)(c)	16,164,000	16,909,160
Northshore Re 2013-1 A 7.260%, 07/05/2016 (a)(b)(c)	14,621,000	14,993,836
Residential Re 2011-1 1 9.010%, 06/06/2015 (a)(b)(c)	1,186,000	1,193,116
Residential Re 2011-1 5 8.760%, 06/06/2015 (a)(b)(c)	577,000	580,116
Residential Re 2011-2 1 8.910%, 12/06/2015 (a)(b)(c)	2,358,000	2,376,982
Residential Re 2012-1 3 10.010%, 06/06/2016 (a)(b)(c)	2,332,000	2,471,803
Residential Re 2012-2 2 5.760%, 12/06/2016 (a)(b)(c)	1,149,000	1,174,853
Residential Re 2012-2 4 19.010%, 12/06/2016 (a)(b)(c)	2,570,000	2,757,739
Residential Re 2013-1 11 8.010%, 06/06/2017 (a)(b)(c)	23,100,000	24,214,575
Residential Re 2013-1 3 9.260%, 06/06/2017 (a)(b)(c)	12,600,000	13,166,370
Residential Re 2013-2 1 20.010%, 12/06/2017 (a)(b)(c)	4,580,000	4,689,233
Residential Re 2013-2 4 5.260%, 12/06/2017 (a)(b)(c)	3,600,000	3,606,480

	PRINCIPAL AMOUNT	FAIR VALUE

Multiperil - 24.9% (continued)
Residential Re 2014-1 10 15.010%, 06/06/2018 (a)(b)(c)	$9,197,000	$9,268,737
Residential Re 2014-1 13 3.510%, 06/06/2018 (a)(b)(c)	2,544,000	2,554,812
Residential Re 2014-2 Class 4 4.810%, 12/06/2018 (a)(b)(c)	5,653,000	5,583,751
Riverfront Re 2014 4.010%, 01/06/2017 (a)(b)(c)	4,512,000	4,473,874
Sanders Re 2013-1 A 3.510%, 05/05/2017 (a)(b)(c)	22,000,000	21,770,100
Sanders Re 2013-1 B 4.010%, 05/05/2017 (a)(b)(c)	8,110,000	8,037,821
Sanders Re 2014-1 B 3.010%, 05/25/2018 (a)(b)(c)	18,750,000	18,356,250
Sanders Re 2014-1 C 3.260%, 05/25/2018 (a)(b)(c)	19,000,000	18,574,400
Sanders Re 2014-2 3.910%, 06/07/2017 (a)(b)(c)	4,247,000	4,216,634
Skyline Re 2014-1 A 14.010%, 01/23/2017 (a)(b)(c)	1,426,000	1,483,040

		244,399,602

Windstorm - 18.0%
Alamo Re Ltd. 6.360%, 06/07/2017 (a)(b)(c)	12,108,000	12,158,248
Armor Re Ltd. 4.010%, 12/15/2016 (a)(b)(c)	9,300,000	9,204,210
Citrus Re 2014-1 4.260%, 04/18/2017 (a)(b)(c)	7,052,000	6,902,145
Citrus Re 2014-2 3.760%, 04/24/2017 (a)(b)(c)	1,410,000	1,381,165
Citrus Re 2015-1 Class A 4.760%, 04/09/2018 (a)(b)(c)	5,985,000	5,944,601
Citrus Re 2015-1 Class B 6.010%, 04/09/2018 (a)(b)(c)	8,977,000	8,927,627
Citrus Re 2015-1 Class C 9.010%, 04/09/2018 (a)(b)(c)	2,768,000	2,750,700
Cranberry Re 2015-1 3.810%, 07/06/2018 (a)(b)(c)(d)	2,609,000	2,609,000
Everglades Re 2013-1 A 9.460%, 03/28/2016 (a)(b)(c)	12,600,000	12,770,730
Everglades Re 2014 7.510%, 04/28/2017 (a)(b)(c)	28,200,000	28,450,980
Everglades Re II 2015-1 5.160%, 05/03/2018 (a)(b)(c)	6,897,000	6,897,000
Gator Re 2014 6.690%, 01/09/2017 (a)(b)(c)	13,750,000	12,687,813
Kilimanjaro Re 2014-1 Class A 4.760%, 04/30/2018 (a)(b)(c)	9,269,000	9,344,079
Long Point Re III 2013-1 A 3.970%, 05/18/2016 (a)(b)(c)	13,639,000	13,677,189
Manatee Re 2015-1 5.010%, 12/22/2017 (a)(b)(c)	2,424,000	2,411,880
Metrocat Re 2013-1 A 4.510%, 08/05/2016 (a)(b)(c)	3,750,000	3,788,063
Mythen Re 2013-1 B 8.010%, 07/09/2015 (a)(b)(c)	9,700,000	9,796,030

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE

Windstorm - 18.0% (continued)
Pelican Re 2013-1 A 6.010%, 05/15/2017 (a)(b)(c)	$8,862,000	$9,016,642
Queen City 3.510%, 01/06/2017 (a)(b)(c)	10,000,000	9,879,500
Tar Heel 2013-1 A 8.510%, 05/09/2016 (a)(b)(c)	8,289,000	8,472,601

		177,070,203

		481,321,980

TOTAL EVENT LINKED BONDS (Cost $783,104,580)		787,355,637

PARTICIPATION NOTES (QUOTA SHARES) - 8.2%

Global - 7.7%

Multiperil - 7.7%
Atlas Re X Class A 04/03/2017 (a)(c)(d)	24,789,000	25,873,524
Eden Re 2015-1 04/19/2018 (a)(d)(e)(f) (Cost: $4,000,000; Acquisition Date: 12/29/2014)	4,000,000	4,130,819
Eden Re II 2015-1 04/19/2018 (a)(d)(e)(f) (Cost: $13,624,875; Acquisition Date: 03/19/2015)	13,500,000	13,671,967
Sector Re V LTD Series 4 Class A 03/30/2019 (a)(e)(f) (Cost: $30,766; Acquisition Date: 04/24/2014)	30,766	5,171,616
Sector Re V LTD Series 5 Class B 03/01/2020 (a)(e)(f) (Cost: $17,790,802; Acquisition Date: 04/30/2015)	17,790,802	17,790,802
Sector Re V LTD Series 5 Class F 03/01/2020 (a)(e)(f) (Cost: $9,000,000; Acquisition Date: 04/27/2015)	9,000,000	9,000,000

		75,638,728

United States - 0.5%

Multiperil - 0.5%
Sector Re V LTD Series 3 Class F 03/01/2019 (a)(e) (Cost: $178,750; Acquisition Date: 03/12/2013)	178,750	4,949,016

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $69,414,193)		80,587,744

PREFERENCE SHARES (QUOTA SHARES) - 6.3%	SHARES	FAIR VALUE

Global - 6.3%

Multiperil - 6.3%
Biscayne (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $17,415,491; Original Acquisition Date: 04/30/2014)	17,296	18,948,240

	SHARES	FAIR VALUE
Hatteras (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $6,300,000; Acquisition Date: 12/30/2014)	6,300	$6,487,126
Hudson Charles 2 (Mt. Logan Re) (a)(e) (Cost:$8,062,500; Acquisition Date: 04/02/2014)	8,063	8,105,792
Hudson Charles 3 (Mt. Logan Re) (a)(e)(f) (Cost: $11,904,000; Acquisition Date: 06/19/2014)	11,904	15,158,638
Hudson Paul 3 (Mt. Logan Re) (a)(e) (Cost: $8,062,500; Acquisition Date: 04/02/2014)	8,063	8,219,803
Lorenz Re Class B (a)(d)(e) (Cost: $49,349; Acquisition Date: 03/25/2013)	493	58,132
LRe 2015 (a)(d)(e)(f) (Cost: $5,165,574; Acquisition Date: 03/31/2015)	51,656	5,203,972

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $56,959,414)		62,181,703

SHORT-TERM INVESTMENTS - 4.8%

Money Market Funds - 4.8%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.09% (g)	1,643,467	1,643,467
First American Government Obligations Fund - Class Z - 0.01% (g)	10,654,230	10,654,230
First American Prime Obligations Fund - Class Z - 0.02% (g)	10,654,231	10,654,231
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.10% (g)	13,873,023	13,873,023
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (g)	10,654,230	10,654,230

TOTAL SHORT-TERM INVESTMENTS (Cost $47,479,181)		47,479,181

TOTAL INVESTMENTS (Cost $956,957,368) - 99.5%		977,604,265

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		5,037,922

TOTAL NET ASSETS - 100.0%		$982,642,187

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $917,677,510. Foreign concentration is as follows: Bermuda: 72.1%, Cayman Islands: 18.2%, Ireland: 3.1%.
(b)	Variable rate security. The rate shown is as of April 30, 2015.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2015 was $813,229,161, which represents 83.2% of net assets.

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND

(d)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $76,982,780, which represents 7.9% of net assets.
(e)	Security is restricted to resale. The aggregate value of these securities at April 30, 2015 was $116,895,923, which represents 11.9% of net assets.
(f)	Non-income producing security.
(g)	Rate shown is the 7-day effective yield.

Schedule of Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED DEPRECIATION
Euro Fx, June 2015 Settlement	162	$22,813,650	$(1,295,303)
Japanese Yen, June 2015 Settlement	40	4,189,000	(10,124)
U.S. Treasury 5-Year Note, June 2015 Settlement	96	11,532,750	(64,708)

Total Futures Contracts Sold		$38,535,400	$(1,370,135)

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
EVENT LINKED BONDS - 80.9%

Global - 23.9%

Earthquake - 0.3%
Market Re 2014-4 Class A 4.000%, 06/15/2016 (a)(b)(c)	$944,000	$948,720
Market Re 2014-4 Class B 4.000%, 06/15/2016 (a)(b)(c)	343,000	344,715

		1,293,435

Mortality/Longevity - 2.7%
Chesterfield Re 2014-1 4.500%, 12/15/2034 (b)	11,194,720	11,247,335

Multiperil - 20.7%
Atlas IX 2015-1 7.109%, 01/07/2019 (a)(b)(c)	2,074,000	2,068,193
Blue Danube II 2013-1 A 4.279%, 05/23/2016 (a)(b)(c)	6,958,000	6,968,785
Galileo Re 2013-1 7.410%, 01/09/2017 (a)(b)(c)	4,000,000	4,091,600
Galileo Re 2015-1 Class A 13.510%, 01/08/2018 (a)(b)(c)	3,793,000	3,836,240
Kilimanjaro Re 2014-1 Class B 4.510%, 04/30/2018 (a)(b)(c)	5,944,000	5,940,731
Kilimanjaro Re 2014-2 Class C 3.760%, 11/25/2019 (a)(b)(c)	11,842,000	11,723,580
Loma Re 2013-1 A 8.270%, 01/08/2018 (a)(b)(c)	1,394,000	1,449,551
Loma Re 2013-1 B 10.570%, 01/08/2018 (a)(b)(c)	3,181,000	3,328,916
Loma Re 2013-1 C 16.500%, 01/08/2018 (a)(b)(c)	7,230,000	7,524,261
Mythen Re 2012-2 A 8.557%, 01/05/2017 (a)(b)(c)	422,000	438,289
Tradewynd Re 2013-1 1 8.710%, 07/09/2018 (a)(b)(c)	4,143,000	4,567,865
Tradewynd Re 2013-2 3-A 5.990%, 01/09/2017 (a)(b)(c)	5,019,000	5,119,882
Tradewynd Re 2013-2 3-B 6.550%, 01/09/2017 (a)(b)(c)	4,302,000	4,383,738
Tradewynd Re 2014-1 Class 3-A 5.010%, 01/08/2018 (a)(b)(c)	4,446,000	4,442,221
Tradewynd Re 2014-1 Class 3-B 7.010%, 01/08/2018 (a)(b)(c)	11,857,000	11,979,720
Tramline Re II 2014-1 Class A 9.760%, 01/04/2019 (a)(b)(c)	7,635,000	7,771,285

		85,634,857

Windstorm - 0.2%
Queen Street VIII 6.510%, 06/08/2016 (a)(b)(c)	250,000	251,125
Queen Street X Re 5.760%, 06/08/2018 (a)(b)(c)	378,000	377,433

		628,558

		98,804,185

	PRINCIPAL AMOUNT	FAIR VALUE

Mexico - 1.6%

Earthquake - 1.2%
MultiCat Mexico 2012-1 A 8.010%, 12/04/2015 (a)(b)(c)	$4,801,000	$4,870,134

Windstorm - 0.4%
MultiCat Mexico 2012-1 B 7.760%, 12/04/2015 (a)(b)(c)	1,125,000	1,134,000
MultiCat Mexico 2012-1 C 7.510%, 12/04/2015 (a)(b)(c)	459,000	457,531

		1,591,531

		6,461,665

United States - 55.4%

Earthquake - 5.4%
Golden State Re II 2.210%, 01/08/2019 (a)(b)(c)	2,900,000	2,891,590
Lakeside Re III 8.010%, 01/08/2016 (a)(b)(c)	8,700,000	8,931,855
Ursa Re 2014-1 Class A 3.510%, 12/07/2017 (a)(b)(c)	2,369,000	2,369,474
Ursa Re 2014-1 Class B 5.010%, 12/07/2017 (a)(b)(c)	8,513,000	8,524,918

		22,717,837

Multiperil - 24.2%
Atlas Re VII A 8.144%, 01/07/2016 (a)(b)(c)	1,228,000	1,240,526
Caelus Re 2013-1 A 5.260%, 03/07/2016 (a)(b)(c)	4,229,000	4,250,145
Caelus Re 2013-2 A 6.860%, 04/07/2017 (a)(b)(c)	11,506,000	11,900,080
East Lane Re VI 2.760%, 03/14/2018 (a)(b)(c)	6,340,000	6,258,848
East Lane VI 2015-1 3.760%, 03/13/2023 (a)(b)(c)	3,190,000	3,162,885
Ibis Re II 2013-1 C 8.010%, 06/28/2016 (a)(b)(c)	2,000,000	2,046,700
Mona Lisa Re 2013-2 A 7.310%, 07/07/2017 (a)(b)(c)	1,836,000	1,920,640
Northshore Re 2013-1 A 7.260%, 07/05/2016 (a)(b)(c)	5,379,000	5,516,164
Residential Re 2011-1 1 9.010%, 06/06/2015 (a)(b)(c)	814,000	818,884
Residential Re 2011-1 5 8.760%, 06/06/2015 (a)(b)(c)	423,000	425,284
Residential Re 2011-2 1 8.910%, 12/06/2015 (a)(b)(c)	1,642,000	1,655,218
Residential Re 2012-1 3 10.010%, 06/06/2016 (a)(b)(c)	1,668,000	1,767,997
Residential Re 2012-2 2 5.760%, 12/06/2016 (a)(b)(c)	851,000	870,148
Residential Re 2012-2 4 19.010%, 12/06/2016 (a)(b)(c)	1,780,000	1,910,029
Residential Re 2013-1 11 8.010%, 06/06/2017 (a)(b)(c)	15,400,000	16,143,050

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE

Multiperil - 24.2% (continued)
Residential Re 2013-1 3 9.260%, 06/06/2017 (a)(b)(c)	$8,400,000	$8,777,580
Residential Re 2013-2 1 20.010%, 12/06/2017 (a)(b)(c)	2,420,000	2,477,717
Residential Re 2013-2 4 5.260%, 12/06/2017 (a)(b)(c)	1,900,000	1,903,420
Residential Re 2014-1 10 15.010%, 06/06/2018 (a)(b)(c)	3,965,000	3,995,927
Residential Re 2014-1 13 3.510%, 06/06/2018 (a)(b)(c)	1,097,000	1,101,662
Residential Re 2014-2 Class 4 4.810%, 12/06/2018 (a)(b)(c)	2,347,000	2,318,249
Riverfront Re 2014 4.010%, 01/06/2017 (a)(b)(c)	1,966,000	1,949,387
Sanders Re 2013-1 B 4.010%, 05/05/2017 (a)(b)(c)	6,890,000	6,828,679
Sanders Re 2014-1 D 3.910%, 05/28/2019 (a)(b)(c)	8,705,000	8,530,465
Sanders Re 2014-2 3.910%, 06/07/2017 (a)(b)(c)	1,826,000	1,812,944
Skyline Re 2014-1 A 14.010%, 01/23/2017 (a)(b)(c)	408,000	424,320

		100,006,948

Windstorm - 25.8%
Armor Re Ltd. 4.010%, 12/15/2016 (a)(b)(c)	15,700,000	15,538,290
Citrus Re 2014-1 4.260%, 04/18/2017 (a)(b)(c)	3,038,000	2,973,442
Citrus Re 2014-2 3.760%, 04/24/2017 (a)(b)(c)	607,000	594,587
Citrus Re 2015-1 Class A 4.760%, 04/09/2018 (a)(b)(c)	2,514,000	2,497,030
Citrus Re 2015-1 Class B 6.010%, 04/09/2018 (a)(b)(c)	3,770,000	3,749,265
Citrus Re 2015-1 Class C 9.010%, 04/09/2018 (a)(b)(c)	1,163,000	1,155,731
Cranberry Re 2015-1 3.810%, 07/06/2018 (a)(b)(c)(d)	1,097,000	1,097,000
Everglades Re 2013-1 A 9.460%, 03/28/2016 (a)(b)(c)	8,400,000	8,513,820
Everglades Re 2014 7.510%, 04/28/2017 (a)(b)(c)	24,042,000	24,255,974
Everglades Re II 2015-1 5.160%, 05/03/2018 (a)(b)(c)	19,103,000	19,103,000
Gator Re 2014 6.690%, 01/09/2017 (a)(b)(c)	6,026,000	5,560,492
Kilimanjaro Re 2014-1 Class A 4.760%, 04/30/2018 (a)(b)(c)	3,991,000	4,023,327
Long Point Re III 2013-1 A 3.970%, 05/18/2016 (a)(b)(c)	2,861,000	2,869,011
Manatee Re 2015-1 5.010%, 12/22/2017 (a)(b)(c)	1,005,000	999,975
Mythen Re 2013-1 B 8.010%, 07/09/2015 (a)(b)(c)	300,000	302,970
Pelican Re 2013-1 A 6.010%, 05/15/2017 (a)(b)(c)	7,388,000	7,516,921

	PRINCIPAL AMOUNT	FAIR VALUE

Windstorm - 25.8% (continued)
Tar Heel 2013-1 A 8.510%, 05/09/2016 (a)(b)(c)	$5,711,000	$5,837,499

		106,588,334

		229,313,119

TOTAL EVENT LINKED BONDS (Cost $331,489,354)		334,578,969

PARTICIPATION NOTES (QUOTA SHARES) - 9.6%

Global - 9.1%

Multiperil - 9.1%
Atlas Re X Class A 04/03/2017 (a)(b)(d)	15,211,000	15,876,484
Eden Re 2015-1 04/19/2018 (a)(d)(e)(f) (Cost: $1,500,000; Acquisition Date: 12/29/2014)	1,500,000	1,549,057
Eden Re II 2015-1 04/19/2018 (a)(d)(e)(f) (Cost: $7,317,063; Acquisition Date: 03/19/2015)	7,250,000	7,342,353
Sector Re V LTD Series 5 Class B 03/01/2020 (a)(e)(f) (Cost: $7,091,439; Acquisition Date: 04/30/2015)	7,091,439	7,091,439
Sector Re V LTD Series 5 Class F 03/01/2020 (a)(e)(f) (Cost: $3,750,000; Acquisition Date: 04/27/2015)	3,750,000	3,750,000
Sector Re V LTD Series 4 Class A 03/30/2019 (a)(e)(f) (Cost: $12,263; Acquisition Date: 04/24/2014)	12,263	2,061,413

		37,670,746

United States - 0.5%

Multiperil - 0.5%
Sector Re V LTD Series 3 Class F 03/01/2019 (a)(f) (Cost: $71,250; Acquisition Date: 03/12/2013)	71,250	1,972,685

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $34,953,015)		39,643,431

PREFERENCE SHARES (QUOTA SHARES) - 6.2%	SHARES	FAIR VALUE

Global - 6.2%

Multiperil - 6.2%
Biscayne (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $10,874,225; Original Acquisition Date: 04/30/2014)	10,896	11,937,498
Hudson Charles 2 (Mt. Logan Re) (a)(f) (Cost: $3,472,000; Acquisition Date: 04/02/2014)	3,472	3,490,643
Hudson Charles 3 (Mt. Logan Re) (a)(e)(f) (Cost: $3,446,000; Acquisition Date: 06/19/2014)	3,446	4,388,161

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE

Multiperil - 6.2% (continued)
Hudson Paul 3 (Mt. Logan Re) (a)(f) (Cost: $3,472,000; Acquisition Date: 04/02/2014)	3,472	$3,539,740
Lorenz Re Class B (a)(d)(f) (Cost: $16,450; Acquisition Date: 03/25/2013)	165	19,378
LRe 2015 (a)(d)(e)(f) (Cost: $2,179,191; Acquisition Date: 03/31/2015)	21,792	2,195,390

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $23,459,866)		25,570,810

SHORT-TERM INVESTMENTS - 7.4%

Money Market Funds - 7.4%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.09% (g)	6,155,890	6,155,890
First American Government Obligations Fund - Class Z - 0.01% (g)	6,155,890	6,155,890
First American Prime Obligations Fund - Class Z - 0.02% (g)	6,155,889	6,155,889
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.10% (g)	6,155,889	6,155,889
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (g)	6,155,889	6,155,889

TOTAL SHORT-TERM INVESTMENTS (Cost $30,779,447)		30,779,447

TOTAL INVESTMENTS (Cost $420,681,682) - 104.1%		430,572,657

FAIR VALUE
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%	$(16,781,424)

TOTAL NET ASSETS - 100.0%	$413,791,233

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $388,545,875. Foreign concentration is as follows: Bermuda: 71.4%, Cayman Islands: 21.6%, Ireland: 0.9%.
(b)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2015 was $350,455,453, which represents 85.1% of net assets.
(c)	Variable rate security. The rate shown is as of April 30, 2015.
(d)	Security is fair-valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $40,017,160, which represents 9.7% of net assets.
(e)	Non-income producing security.
(f)	Security is restricted to resale. The aggregate value of these securities at April 30, 2015 was $49,337,757, which represents 11.9% of net assets.
(g)	Rate shown is the 7-day effective yield.

Schedule of Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED DEPRECIATION
U.S. Treasury 5-Year Note, June 2015 Settlement	87	$10,451,555	$(58,641)

Total Futures Contracts Sold		$10,451,555	$(58,641)

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 17.1%

Automobiles & Components - 0.4%
Delphi Automotive PLC (a)(b)	2,900	$240,700
Ford Motor Co. (b)	9,100	143,780
General Motors Co. (b)	5,700	199,842
Goodyear Tire & Rubber Co. (b)	8,200	232,593
Harley-Davidson, Inc. (b)	200	11,242
Lear Corp. (b)	2,000	222,060
Tesla Motors, Inc. (b)(c)	1,900	429,495

		1,479,712

Banks - 0.2%
Bank of America Corp. (b)	10,000	159,300
Citigroup, Inc. (b)	2,100	111,972
City National Corp. (b)	100	9,320
Comerica, Inc. (b)	200	9,482
JPMorgan Chase & Co. (b)	2,800	177,128
M&T Bank Corp. (b)	1,600	191,472
Popular, Inc. (a)(b)(c)	145	4,702
Wells Fargo & Co. (b)	2,800	154,280

		817,656

Capital Goods - 1.1%
3M Co. (b)	1,700	265,863
Boeing Co. (b)	1,800	258,012
Caterpillar, Inc. (b)	800	69,504
Chicago Bridge & Iron Co. NV (a)(b)	5,000	238,250
Colfax Corp. (b)(c)	600	29,754
Cummins, Inc. (b)	1,400	193,564
Deere & Co. (b)	1,400	126,728
Eaton Corp. PLC (a)(b)	800	54,984
Fluor Corp. (b)	2,100	126,294
General Electric Co. (b)	8,300	224,764
Honeywell International, Inc. (b)	700	70,644
Joy Global, Inc. (b)	2,000	85,280
Lennox International, Inc. (b)	300	31,788
Lockheed Martin Corp. (b)	1,300	242,580
Navistar International Corp. (b)(c)	3,300	98,868
NOW, Inc. (b)(c)	25	597
Orbital ATK, Inc. (b)	100	7,316
Pall Corp. (b)	300	29,196
Raytheon Co. (b)	300	31,200
Rockwell Collins, Inc. (b)	100	9,733
Roper Technologies, Inc. (b)	1,451	244,015
SolarCity Corp. (b)(c)	3,125	187,656
Spirit AeroSystems Holdings, Inc. (b)(c)	4,700	239,183
Terex Corp. (b)	1,200	32,952
Textron, Inc. (b)	5,900	259,482
TransDigm Group, Inc. (b)	400	84,852
Trinity Industries, Inc. (b)	6,300	170,667
United Rentals, Inc. (b)(c)	2,600	251,108
United Technologies Corp. (b)	1,200	136,500
Valmont Industries, Inc. (b)	400	50,408
Veritiv Corp. (b)(c)	8	318

		3,852,060

Commercial & Professional Services - 0.0%
ADT Corp. (b)	800	30,080

	SHARES	FAIR VALUE
Consumer Durables & Apparel - 0.7%
Coach, Inc. (b)	2,000	$76,420
DR Horton, Inc. (b)	11,200	284,480
Fossil Group, Inc. (b)(c)	2,400	201,552
Garmin Ltd. (a)(b)	3,933	177,732
Hanesbrands, Inc. (b)	8,800	273,504
Harman International Industries, Inc. (b)	2,190	285,532
Michael Kors Holdings Ltd. (a)(b)(c)	2,500	154,650
NIKE, Inc. (b)	2,700	266,868
PulteGroup, Inc. (b)	11,800	227,740
Toll Brothers, Inc. (b)(c)	4,200	149,268
Under Armour, Inc. (b)(c)	3,200	248,160
VF Corp. (b)	3,200	231,776
Vista Outdoor, Inc. (b)(c)	400	17,504

		2,595,186

Consumer Services - 0.4%
Caesars Entertainment Corp. (b)(c)	600	5,694
Chipotle Mexican Grill, Inc. (b)(c)	500	310,670
H&R Block, Inc. (b)	6,300	190,512
Hilton Worldwide Holdings, Inc. (b)(c)	3,100	89,776
Las Vegas Sands Corp. (b)	800	42,304
Marriott International, Inc. (b)	701	56,115
McDonald’s Corp. (b)	800	77,240
MGM Resorts International (b)(c)	5,000	105,750
Royal Caribbean Cruises Ltd. (a)(b)	3,400	231,404
Starbucks Corp. (b)	2,200	109,076
Starwood Hotels & Resorts Worldwide, Inc. (b)	2,400	206,280
Wynn Resorts Ltd. (b)	700	77,749
Yum! Brands, Inc. (b)	870	74,785

		1,577,355

Diversified Financials - 0.5%
American Express Co. (b)	2,400	185,880
Ameriprise Financial, Inc. (b)	1,609	201,576
Bank of New York Mellon Corp. (b)	4,200	177,828
BlackRock, Inc. (b)	200	72,788
Capital One Financial Corp. (b)	400	32,340
CME Group, Inc. (b)	2,000	181,820
Discover Financial Services (b)	2,000	115,940
E*Trade Financial Corp. (b)(c)	1,000	28,790
Goldman Sachs Group, Inc. (b)	1,500	294,630
McGraw Hill Financial, Inc. (b)	300	31,290
Moody’s Corp. (b)	400	43,008
Morgan Stanley (b)	6,100	227,591
NASDAQ OMX Group, Inc. (b)	100	4,863
Northern Trust Corp. (b)	2,900	212,135

		1,810,479

Energy - 1.3%
Anadarko Petroleum Corp. (b)	1,600	150,560
Apache Corp. (b)	2,000	136,800
Baker Hughes, Inc. (b)	3,300	225,918
California Resources Corp. (b)	880	8,184
Cameron International Corp. (b)(c)	900	49,338
Cheniere Energy, Inc. (b)(c)	6,600	504,834
Chesapeake Energy Corp. (b)	1,500	23,655
Chevron Corp. (b)	1,200	133,272

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Energy - 1.3% (continued)
Concho Resources, Inc. (b)(c)	1,800	$227,988
ConocoPhillips (b)	500	33,960
CONSOL Energy, Inc. (b)	600	19,488
Continental Resources, Inc. (b)(c)	600	31,578
CVR Energy, Inc. (b)	4,600	184,184
Devon Energy Corp. (b)	400	27,284
Dresser-Rand Group, Inc. (b)(c)	100	8,267
Energen Corp. (b)	2,400	170,808
EOG Resources, Inc. (b)	1,400	138,530
EQT Corp. (b)	2,000	179,880
Exxon Mobil Corp. (b)	1,700	148,529
Halliburton Co. (b)	3,000	146,850
Helmerich & Payne, Inc. (b)	2,100	163,737
Hess Corp. (b)	1,600	123,040
HollyFrontier Corp. (b)	1,900	73,682
Kinder Morgan, Inc. (b)	300	12,885
Marathon Oil Corp. (b)	2,600	80,860
Marathon Petroleum Corp. (b)	2,700	266,139
National Oilwell Varco, Inc. (b)	600	32,646
Newfield Exploration Co. (b)(c)	1,500	58,860
Occidental Petroleum Corp. (b)	1,900	152,190
Peabody Energy Corp. (b)	5,900	27,907
Phillips 66 (b)	2,800	222,068
Pioneer Natural Resources Co. (b)	900	155,502
Schlumberger Ltd. (a)(b)	2,000	189,220
Seadrill Ltd. (a)(b)	1,000	13,090
Seventy Seven Energy, Inc. (b)(c)	379	1,921
Southwestern Energy Co. (b)(c)	1,000	28,030
Tesoro Corp. (b)	3,400	291,822
Valero Energy Corp. (b)	2,000	113,800
Whiting Petroleum Corp. (b)(c)	3	114
Williams Cos., Inc. (b)	3,100	158,689

		4,716,109

Food & Staples Retailing - 0.4%
Costco Wholesale Corp. (b)	800	114,440
CVS Health Corp. (b)	2,700	268,083
Kroger Co. (b)	4,800	330,768
Rite Aid Corp. (b)(c)	30,100	232,071
Walgreens Boots Alliance, Inc. (b)	700	58,051
Wal-Mart Stores, Inc. (b)	2,800	218,540
Whole Foods Market, Inc. (b)	2,114	100,965

		1,322,918

Food, Beverage & Tobacco - 0.7%
Altria Group, Inc. (b)	5,000	250,250
Archer-Daniels-Midland Co. (b)	5,500	268,840
Coca-Cola Co. (b)	2,900	117,624
Coca-Cola Enterprises, Inc. (b)	1,200	53,292
JM Smucker Co. (b)	1,800	208,656
Keurig Green Mountain, Inc. (b)	4,100	477,117
Lorillard, Inc. (b)	1,000	69,860
Mead Johnson Nutrition Co. (b)	300	28,776
Mondelez International, Inc. (b)	4,000	153,480
Monster Beverage Corp. (b)(c)	2,300	315,353
PepsiCo., Inc. (b)	2,100	199,752
Philip Morris International, Inc. (b)	800	66,776
Tyson Foods, Inc. (b)	5,001	197,539

		2,407,315

	SHARES	FAIR VALUE
Health Care Equipment & Services - 1.2%
Abbott Laboratories (b)	5,400	$250,668
Aetna, Inc. (b)	1,401	149,725
AmerisourceBergen Corp. (b)	1,000	114,300
Anthem, Inc. (b)	900	135,837
Athenahealth, Inc. (b)(c)	2,300	282,118
Baxter International, Inc. (b)	1,500	103,110
Becton, Dickinson & Co. (b)	1,500	211,305
C.R. Bard, Inc. (b)	1,410	234,878
Cardinal Health, Inc. (b)	100	8,434
Catamaran Corp. (a)(b)(c)	100	5,935
Centene Corp. (b)(c)	2,500	154,975
Cigna Corp. (b)	2,300	286,672
Community Health Systems, Inc. (b)(c)	1,429	76,709
Cooper Cos., Inc. (b)	1,500	267,105
Edwards Lifesciences Corp. (b)(c)	300	37,995
Express Scripts Holding Co. (b)(c)	3,300	285,120
Halyard Health, Inc. (b)(c)	212	10,278
Health Net, Inc. (b)(c)	557	29,326
Hologic, Inc. (b)(c)	3,200	107,968
Humana, Inc. (b)	2,188	362,333
Intuitive Surgical, Inc. (b)(c)	500	247,990
Laboratory Corp. of America Holdings (b)(c)	100	11,956
McKesson Corp. (b)	1,100	245,740
Medtronic PLC (a)(b)	2,295	170,863
Quest Diagnostics, Inc. (b)	400	28,568
Sirona Dental Systems, Inc. (b)(c)	99	9,182
St. Jude Medical, Inc. (b)	2,900	203,145
Tenet Healthcare Corp. (b)(c)	1,200	57,432
UnitedHealth Group, Inc. (b)	3,200	356,480
Universal Health Services, Inc. (b)	8	935
Zimmer Holdings, Inc. (b)	300	32,952

		4,480,034

Household & Personal Products - 0.2%
Colgate-Palmolive Co. (b)	3,300	222,024
Energizer Holdings, Inc. (b)	500	68,310
Estee Lauder Cos., Inc. (b)	800	65,032
Herbalife Ltd. (a)(b)(c)	1,600	66,432
Kimberly-Clark Corp. (b)	1,700	186,473
Nu Skin Enterprises, Inc. (b)	2,800	158,340
Procter & Gamble Co. (b)	1,300	103,363

		869,974

Insurance - 0.2%
American International Group, Inc. (b)	3,200	180,128
AmTrust Financial Services, Inc. (b)	2,500	148,675
Assured Guaranty Ltd. (a)(b)	3,800	98,762
Hartford Financial Services Group, Inc. (b)	417	17,001
Lincoln National Corp. (b)	300	16,947
MBIA, Inc. (b)(c)	17,600	154,000
MetLife, Inc. (b)	3,200	164,128

		779,641

Materials - 1.1%
Air Products & Chemicals, Inc. (b)	100	14,343
Alcoa, Inc. (b)	8,600	115,412
Allegheny Technologies, Inc. (b)	3,200	108,768

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Materials - 1.1% (continued)
Ashland, Inc. (b)	2,000	$252,720
Avery Dennison Corp. (b)	4,100	227,919
Celanese Corp. (b)	3,541	234,981
CF Industries Holdings, Inc. (b)	200	57,494
Cliffs Natural Resources, Inc. (b)	9,000	53,460
Crown Holdings, Inc. (b)(c)	4,000	217,040
Cytec Industries, Inc. (b)	4,022	222,376
Dow Chemical Co. (b)	2,700	137,700
Ecolab, Inc. (b)	700	78,386
EI Du Pont de Nemours & Co. (b)	2,100	153,720
Freeport-McMoRan, Inc. (b)	5,100	118,677
Huntsman Corp. (b)	8,800	202,840
International Paper Co. (b)	1,700	91,324
LyondellBasell Industries NV (a)(b)	694	71,843
Monsanto Co. (b)	1,700	193,732
Mosaic Co. (b)	7,300	321,200
NewMarket Corp. (b)	100	44,690
Newmont Mining Corp. (b)	8,600	227,814
Nucor Corp. (b)	2,900	141,694
PPG Industries, Inc. (b)	400	88,624
Royal Gold, Inc. (b)	1	65
Sherwin-Williams Co. (b)	1,000	278,000
Southern Copper Corp. (b)	200	6,516
United States Steel Corp. (b)	8,056	193,505
Vulcan Materials Co. (b)	2,000	171,040
WR Grace & Co. (b)(c)	400	38,688

		4,064,571

Media - 0.7%
CBS Corp. (b)	4,100	254,733
Charter Communications, Inc. (b)(c)	1,400	261,884
Comcast Corp. (b)	3,400	196,384
DIRECTV (b)(c)	900	81,634
DISH Network Corp. (b)(c)	4,200	284,172
Gannett Co., Inc. (b)	600	20,592
Interpublic Group of Cos., Inc. (b)	6,500	135,460
Liberty Broadband Corp. - Class A (b)(c)	350	18,984
Liberty Broadband Corp. - Class C (b)(c)	700	37,982
Madison Square Garden Co. (b)(c)	3,219	258,486
Omnicom Group, Inc. (b)	2,727	206,598
Time Warner Cable, Inc. (b)	1,400	217,728
Time Warner, Inc. (b)	1,400	118,174
Walt Disney Co. (b)	2,500	271,800

		2,364,611

Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
AbbVie, Inc. (b)	500	32,330
Actavis PLC (a)(b)(c)	1,737	491,328
Agilent Technologies, Inc. (b)	4,100	169,617
Alexion Pharmaceuticals, Inc. (b)(c)	1,700	287,691
Alkermes PLC (a)(b)(c)	600	33,222
Amgen, Inc. (b)	3,100	489,521
Biogen, Inc. (b)(c)	100	37,393
Bristol-Myers Squibb Co. (b)	4,100	261,293
Celgene Corp. (b)(c)	2,600	280,956
Eli Lilly & Co. (b)	600	43,122
Endo International PLC (a)(b)(c)	300	25,220

	SHARES	FAIR VALUE
Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
Gilead Sciences, Inc. (b)(c)	2,600	$261,326
Hospira, Inc. (b)(c)	3,600	314,244
Illumina, Inc. (b)(c)	700	128,975
Incyte Corp. (b)(c)	300	29,148
Jazz Pharmaceuticals PLC (a)(b)(c)	660	117,942
Johnson & Johnson (b)	800	79,360
Mallinckrodt PLC (a)(b)(c)	4,129	467,320
MannKind Corp. (b)(c)	21,300	91,377
Medivation, Inc. (b)(c)	900	108,666
Merck & Co., Inc. (b)	1,900	113,164
Mettler-Toledo International, Inc. (b)(c)	100	31,701
Mylan NV (a)(b)(c)	500	36,130
Pfizer, Inc. (b)	6,400	217,152
Pharmacyclics, Inc. (b)(c)	2,000	512,400
Regeneron Pharmaceuticals, Inc. (b)(c)	700	320,222
Thermo Fisher Scientific, Inc. (b)	900	113,112
Zoetis, Inc. (b)	4,700	208,774

		5,302,706

Real Estate - 0.1%
Howard Hughes Corp. (b)(c)	1,100	163,317
Jones Lang LaSalle, Inc. (b)	400	66,424

		229,741

Retailing - 1.6%
Abercrombie & Fitch Co. (b)	4,700	105,656
Advance Auto Parts, Inc. (b)	1,200	171,600
Amazon.com, Inc. (b)(c)	600	253,068
Bed Bath & Beyond, Inc. (b)(c)	2,400	169,104
Best Buy Co., Inc. (b)	3,700	128,205
Dillard’s, Inc. (b)	2,188	287,919
Dollar General Corp. (b)	5,200	378,092
Dollar Tree, Inc. (b)(c)	100	7,641
Expedia, Inc. (b)	4,900	461,727
Family Dollar Stores, Inc. (b)	2,900	226,606
GameStop Corp. (b)	3,200	123,328
Gap, Inc. (b)	1,900	75,316
Genuine Parts Co. (b)	1,100	98,835
Groupon, Inc. (b)(c)	500	3,460
Home Depot, Inc. (b)	2,200	235,356
J.C. Penney Co., Inc. (b)(c)	32,500	269,750
Kohl’s Corp. (b)	1,500	107,475
L Brands, Inc. (b)	500	44,680
Macy’s, Inc. (b)	1,100	71,093
Netflix, Inc. (b)(c)	1,200	667,800
Nordstrom, Inc. (b)	3,000	226,680
O’Reilly Automotive, Inc (b)(c)	1,034	225,236
Princeline Group, Inc. (b)(c)	100	123,781
Sears Holdings Corp. (b)(c)	200	7,988
Signet Jewelers Ltd. (a)(b)	1,000	134,130
Target Corp. (b)	2,100	165,543
Tiffany & Co. (b)	2,900	253,692
TripAdvisor, Inc. (b)(c)	3,500	281,715
Ulta Salon Cosmetics & Fragrance, Inc. (b)(c)	100	15,109
Williams-Sonoma, Inc. (b)	2,390	175,737
Zulily, Inc. (b)(c)	6,300	78,529

		5,574,851

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. (b)(c)	46,969	$106,150
Analog Devices, Inc. (b)	500	30,920
Applied Materials, Inc. (b)	7,700	152,383
Avago Technologies Ltd. (b)	3,800	444,144
Broadcom Corp. (b)	2,000	88,410
Cree, Inc. (b)(c)	5,500	174,240
First Solar, Inc. (b)(c)	4,200	250,614
Intel Corp. (b)	1,800	58,590
Linear Technology Corp. (b)	600	27,678
Marvell Technology Group Ltd. (a)(b)	12,000	168,120
Micron Technology, Inc. (b)(c)	7,800	219,414
NVIDIA Corp. (b)	11,800	261,901
Skyworks Solutions, Inc. (b)	2,400	221,400
Texas Instruments, Inc. (b)	3,400	184,314

		2,388,278

Software & Services - 2.2%
Accenture PLC (a)(b)	400	37,060
Activision Blizzard, Inc. (b)	8,600	196,209
Adobe Systems, Inc. (b)(c)	3,300	250,998
Akamai Technologies, Inc. (b)(c)	1,900	140,182
AOL, Inc. (b)(c)	3,312	132,149
Autodesk, Inc. (b)(c)	4,400	250,052
Automatic Data Processing, Inc. (b)	100	8,454
Blackhawk Network Holdings, Inc. (b)(c)	887	32,562
CDK Global, Inc. (b)	33	1,581
Cognizant Technology Solutions Corp. (b)(c)	3,200	187,328
Computer Sciences Corp. (b)	500	32,225
eBay, Inc. (b)(c)	3,104	180,839
Electronic Arts, Inc. (b)(c)	7,200	418,248
Facebook, Inc. (b)(c)	5,500	433,235
FactSet Research Systems, Inc. (b)	1,710	269,137
Fidelity National Information Services, Inc. (b)	3,400	212,466
FireEye, Inc. (b)(c)	5,400	223,020
Fiserv, Inc. (b)(c)	1,000	77,600
FleetCor Technologies, Inc. (b)(c)	1,600	257,424
Google, Inc. - Class A (b)(c)	400	219,508
Google, Inc. - Class C (b)(c)	501	269,408
International Business Machines Corp. (b)	400	68,516
Intuit, Inc. (b)	500	50,165
Jack Henry & Associates, Inc. (b)	500	33,255
LinkedIn Corp. (b)(c)	1,700	428,621
MasterCard, Inc. (b)	4,000	360,840
Microsoft Corp. (b)	2,800	136,192
NetSuite, Inc. (b)(c)	300	28,671
Oracle Corp. (b)	5,400	235,548
Pandora Media, Inc. (b)(c)	7,200	128,448
Rackspace Hosting, Inc. (b)(c)	1,900	102,410
Red Hat, Inc. (b)(c)	3,600	270,936
Salesforce.com, Inc. (b)(c)	3,700	269,434
Splunk, Inc. (b)(c)	4,400	291,918
Tableau Software, Inc. (b)(c)	3,400	332,656
Twitter, Inc. (b)(c)	5,912	230,331
Ultimate Software Group, Inc. (b)(c)	1,401	232,874
Vantiv, Inc. (b)(c)	900	35,190

	SHARES	FAIR VALUE
Software & Services - 2.2% (continued)
VeriSign, Inc. (b)(c)	300	$19,053
Visa, Inc. (b)	3,200	211,360
VMware, Inc. (b)(c)	1,400	123,340
Workday, Inc. (b)(c)	505	46,061
Yahoo!, Inc. (b)(c)	6,000	255,390
Yelp, Inc. (b)(c)	2,000	78,780
Zillow Group, Inc. (b)(c)	2,200	214,808
Zynga, Inc. (b)(c)	3,600	8,820

		8,023,302

Technology Hardware & Equipment - 0.9%
3D Systems Corp. (b)(c)	3,000	75,270
Amphenol Corp. (b)	200	11,074
Apple, Inc. (b)	4,200	525,630
Cisco Systems, Inc. (b)	5,300	152,799
Corning, Inc. (b)	9,600	200,928
EMC Corp. (b)	6,100	164,151
F5 Networks, Inc. (b)(c)	2,200	268,444
Hewlett-Packard Co. (b)	3,158	104,119
IPG Photonics Corp. (b)(c)	1,600	141,728
Juniper Networks, Inc. (b)	7,100	187,653
Keysight Technologies, Inc. (b)(c)	2,050	68,593
NetApp, Inc. (b)	6,000	217,500
Palo Alto Networks, Inc. (b)(c)	3,700	546,564
QUALCOMM, Inc. (b)	2,600	176,800
SanDisk Corp. (b)	2,800	187,432
Stratasys Ltd. (a)(b)(c)	1,700	63,665
Western Digital Corp. (b)	1,600	156,384

		3,248,734

Telecommunication Services - 0.2%
AT&T, Inc. (b)	2,800	96,992
Sprint Corp. (b)(c)	17,000	87,210
T-Mobile US, Inc. (b)(c)	6,500	221,260
Verizon Communications, Inc. (b)	3,500	176,540

		582,002

Transportation - 0.6%
Alaska Air Group, Inc. (b)	1,400	89,684
American Airlines Group, Inc. (b)	900	43,457
CSX Corp. (b)	900	32,481
Delta Air Lines, Inc. (b)	6,500	290,160
FedEx Corp. (b)	1,500	254,355
Hertz Global Holdings, Inc. (b)(c)	6,100	127,124
Kansas City Southern (b)	300	30,747
Norfolk Southern Corp. (b)	1,700	171,445
Southwest Airlines Co. (b)	4,000	162,240
Spirit Airlines, Inc. (b)(c)	3,298	225,814
Union Pacific Corp. (b)	1,700	180,591
United Continental Holdings, Inc. (b)(c)	5,000	298,700
United Parcel Service, Inc. (b)	1,900	191,007

		2,097,805

Utilities - 0.2%
CenterPoint Energy, Inc. (b)	3,900	81,783
Dominion Resources, Inc. (b)	2,600	186,368
Duke Energy Corp. (b)	2,200	170,654

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Utilities - 0.2% (continued)
NextEra Energy, Inc. (b)	300	$30,279
Sempra Energy (b)	300	31,851
Southern Co. (b)	2,500	110,750

		611,685

TOTAL COMMON STOCKS (Cost $47,957,751)		61,226,805

CONTINGENT VALUE RIGHTS - 0.0%

Food and Staples Retailing - 0.0%
Safeway Casa Ley (c)(d)(e) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	5,480
Safeway PDC (c)(d)(e) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	264

TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		5,744

REAL ESTATE INVESTMENT TRUSTS - 0.3%

Real Estate - 0.3%
American Capital Agency Corp. (b)	1,000	20,635
American Tower Corp. (b)	2,000	189,060
Annaly Capital Management, Inc. (b)	12,600	126,882
AvalonBay Communities, Inc. (b)	400	65,736
Boston Properties, Inc. (b)	100	13,231
Crown Castle International Corp. (b)	100	8,353
Digital Realty Trust, Inc. (b)	400	25,364
Equinix, Inc. (b)	1,200	307,116
Equity Residential (b)	1,100	81,246
Health Care REIT, Inc. (b)	100	7,202
Iron Mountain, Inc. (b)	1,700	58,633
Lamar Advertising Co. (b)	100	5,796
LaSalle Hotel Properties (b)	12	440
Prologis, Inc. (b)	700	28,140
Public Storage (b)	600	112,746
Simon Property Group, Inc. (b)	100	18,149
Urban Edge Properties (b)	300	6,789
Vornado Realty Trust (b)	300	31,047
Weyerhaeuser Co. (b)	3,000	94,530
WP GLIMCHER, Inc. (b)	600	9,000

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $989,997)		1,210,095

INVESTMENT COMPANY - 0.0%

Business Development Company - 0.0%

Closed-End Mutual Funds - 0.0%
American Capital Ltd. (c)	800	12,072

TOTAL INVESTMENT COMPANY (Cost $10,745)		12,072

RIGHTS - 0.0%

Health Care Equipment & Services - 0.0%
Community Health Systems, Inc. (c)	1,000	16

TOTAL RIGHTS (Cost $0)		16

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 83.1%

Money Market Funds - 0.1%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.09% (f)	45,495	$45,495
First American Government Obligations Fund - Class Z - 0.01% (f)	45,494	45,494
First American Prime Obligations Fund - Class Z - 0.02% (f)	45,494	45,494
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.10% (f)	45,495	45,495
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (f)	45,495	45,495

		227,473

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 83.0%
0.000%, 05/07/2015 (g)(h)	$37,000,000	37,000,000
0.005%, 05/14/2015 (g)(h)	35,800,000	35,799,935
0.004%, 05/21/2015 (g)(h)	19,050,000	19,049,953
0.013%, 05/28/2015 (g)(h)	18,750,000	18,749,821
0.010%, 06/04/2015 (g)(h)	29,000,000	28,999,726
0.015%, 06/11/2015 (g)(h)	25,500,000	25,499,566
0.006%, 06/18/2015 (g)(h)	26,700,000	26,699,786
0.020%, 07/09/2015 (g)(h)	33,800,000	33,800,339
0.013%, 07/16/2015 (g)(h)	19,100,000	19,100,001
0.021%, 07/23/2015 (g)(h)	20,650,000	20,649,649
0.005%, 08/16/2015 (g)(h)	32,950,000	32,949,341

		298,298,117

TOTAL SHORT-TERM INVESTMENTS (Cost $298,523,002)		298,525,590

TOTAL INVESTMENTS (Cost $347,481,495) - 100.5%		360,980,322

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(1,689,047)

TOTAL NET ASSETS - 100.0%		$359,291,275

Percentages are stated as a percent of net assets.

PLC Public Limited Company

(a)	Foreign issued security. Total foreign securities are $3,292,704 which represents 0.9% of net assets.
(b)	All or portion of this security may be subject to call options written.
(c)	Non-income producing security.
(d)	Security is restricted to resale. The aggregate value of these securities at April 30, 2015 was $5,744, which represents 0.0% of net assets.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $5,744, which represents 0.0% of net assets.
(f)	Rate shown is the 7-day effective yield.
(g)	All or portion of this security is held as collateral for put options written.

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

(h)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE

CALL OPTIONS
3M Co., Expires 05/08/2015, Strike Price $162.50	11	$126
AbbVie, Inc., Expires 05/01/2015, Strike Price $68.00	2	5
AbbVie, Inc., Expires 05/01/2015, Strike Price $68.50	2	5
Actavis PLC, Expires 05/01/2015, Strike Price $317.50	2	15
Actavis PLC, Expires 05/08/2015, Strike Price $312.50	2	15
Actavis PLC, Expires 05/08/2015, Strike Price $317.50	2	15
Activision Blizzard, Inc., Expires 05/01/2015, Strike Price $24.00	26	39
Altria Group, Inc., Expires 05/08/2015, Strike Price $53.00	33	297
Amazon.com, Inc., Expires 05/01/2015, Strike Price $460.00	1	1
Amazon.com, Inc., Expires 05/01/2015, Strike Price $462.50	2	6
Amazon.com, Inc., Expires 05/01/2015, Strike Price $465.00	1	1
American Airlines Group, Inc., Expires 05/08/2015, Strike Price $55.00	3	9
American Express Co., Expires 05/01/2015, Strike Price $79.00	4	2
American Express Co., Expires 05/01/2015, Strike Price $80.50	4	2
American Express Co., Expires 05/08/2015, Strike Price $80.00	8	60
American Express Co., Expires 05/08/2015, Strike Price $80.50	4	14
AmTrust Financial Services, Inc., Expires 05/01/2015, Strike Price $61.50	12	30
AmTrust Financial Services, Inc., Expires 05/01/2015, Strike Price $62.00	8	40
Anadarko Petroleum Corp., Expires 05/01/2015, Strike Price $100.00	12	114
Apache Corp., Expires 05/01/2015, Strike Price $69.00	5	120
Apache Corp., Expires 05/01/2015, Strike Price $69.50	5	62
Apache Corp., Expires 05/01/2015, Strike Price $75.00	5	55
Applied Materials, Inc., Expires 05/01/2015, Strike Price $23.00	42	21
Applied Materials, Inc., Expires 05/01/2015, Strike Price $23.50	2	1
Applied Materials, Inc., Expires 05/08/2015, Strike Price $21.50	10	65
Archer-Daniels-Midland Co., Expires 05/01/2015, Strike Price $49.50	24	120
Archer-Daniels-Midland Co., Expires 05/01/2015, Strike Price $50.00	12	48
AT&T, Inc., Expires 05/08/2015, Strike Price $36.00	19	124
Bank of New York Mellon Corp., Expires 05/08/2015, Strike Price $43.50	35	332
Baxter International, Inc., Expires 05/08/2015, Strike Price $72.00	10	35
Bed Bath & Beyond, Inc., Expires 05/01/2015, Strike Price $76.50	4	24
Bed Bath & Beyond, Inc., Expires 05/01/2015, Strike Price $77.00	8	48
Bed Bath & Beyond, Inc., Expires 05/08/2015, Strike Price $75.00	8	60
Best Buy Co., Inc., Expires 05/01/2015, Strike Price $39.00	6	27
Best Buy Co., Inc., Expires 05/08/2015, Strike Price $37.50	8	20
Best Buy Co., Inc., Expires 05/08/2015, Strike Price $38.00	15	45
Boeing Co., Expires 05/01/2015, Strike Price $150.00	4	2
Boeing Co., Expires 05/08/2015, Strike Price $152.50	8	56
Broadcom Corp., Expires 05/01/2015, Strike Price $46.50	4	24
Broadcom Corp., Expires 05/08/2015, Strike Price $48.00	9	58
Capital One Financial Corp., Expires 05/08/2015, Strike Price $82.50	2	22
Caterpillar, Inc., Expires 05/08/2015, Strike Price $89.00	4	114
CBOE S&P 500, Expires 05/01/2015, Strike Price $2145.00	70	175
CBOE S&P 500, Expires 05/01/2015, Strike Price $2150.00	190	475
CBS Corp., Expires 05/01/2015, Strike Price $62.50	3	69
CBS Corp., Expires 05/01/2015, Strike Price $63.00	5	57
CBS Corp., Expires 05/01/2015, Strike Price $64.50	5	37
CBS Corp., Expires 05/01/2015, Strike Price $65.00	5	35
CBS Corp., Expires 05/01/2015, Strike Price $65.50	10	70
CF Industries Holdings, Inc., Expires 05/01/2015, Strike Price $302.50	1	3
Chesapeake Energy Corp., Expires 05/01/2015, Strike Price $15.00	5	390

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Chicago Bridge & Iron Co. NV, Expires 05/08/2015, Strike Price $52.50	5	$162
Chicago Bridge & Iron Co. NV, Expires 05/08/2015, Strike Price $53.00	11	302
Chicago Bridge & Iron Co. NV, Expires 05/08/2015, Strike Price $53.50	23	460
Chicago Bridge & Iron Co. NV, Expires 05/08/2015, Strike Price $55.00	11	82
Chipotle Mexican Grill, Inc., Expires 05/08/2015, Strike Price $692.50	1	25
Chipotle Mexican Grill, Inc., Expires 05/08/2015, Strike Price $695.00	1	25
Chipotle Mexican Grill, Inc., Expires 05/08/2015, Strike Price $700.00	1	17
Cisco Systems, Inc., Expires 05/08/2015, Strike Price $30.00	43	129
Citigroup, Inc., Expires 05/01/2015, Strike Price $55.50	6	12
Citigroup, Inc., Expires 05/01/2015, Strike Price $56.00	6	6
Citigroup, Inc., Expires 05/08/2015, Strike Price $54.00	3	88
Coca-Cola Co., Expires 05/08/2015, Strike Price $41.50	7	52
Coca-Cola Co., Expires 05/08/2015, Strike Price $42.00	15	67
Cognizant Technology Solutions Corp., Expires 05/01/2015, Strike Price $61.00	5	25
Cognizant Technology Solutions Corp., Expires 05/01/2015, Strike Price $61.50	22	110
Comcast Corp., Expires 05/01/2015, Strike Price $60.00	15	97
Comcast Corp., Expires 05/01/2015, Strike Price $60.50	4	34
Comcast Corp., Expires 05/01/2015, Strike Price $61.00	10	65
Community Health Systems, Inc., Expires 05/01/2015, Strike Price $56.00	6	45
Community Health Systems, Inc., Expires 05/01/2015, Strike Price $56.50	2	15
Costco Wholesale Corp., Expires 05/01/2015, Strike Price $149.00	2	9
Costco Wholesale Corp., Expires 05/01/2015, Strike Price $150.00	2	9
Costco Wholesale Corp., Expires 05/01/2015, Strike Price $152.50	2	11
Cree, Inc., Expires 05/08/2015, Strike Price $35.00	47	352
Deere & Co., Expires 05/01/2015, Strike Price $91.50	10	85
Delta Air Lines, Inc., Expires 05/08/2015, Strike Price $49.50	35	227
Delta Air Lines, Inc., Expires 05/08/2015, Strike Price $50.00	7	42
Devon Energy Corp., Expires 05/01/2015, Strike Price $71.00	2	8
DISH Network Corp., Expires 05/01/2015, Strike Price $73.50	5	50
DISH Network Corp., Expires 05/01/2015, Strike Price $74.00	5	50
DISH Network Corp., Expires 05/01/2015, Strike Price $75.00	11	110
DISH Network Corp., Expires 05/08/2015, Strike Price $72.00	4	50
Dollar General Corp., Expires 05/01/2015, Strike Price $78.00	23	575
Dow Chemical Co., Expires 05/01/2015, Strike Price $52.00	21	52
DR Horton, Inc., Expires 05/08/2015, Strike Price $28.00	35	245
DR Horton, Inc., Expires 05/08/2015, Strike Price $28.50	32	240
E*Trade Financial Corp., Expires 05/08/2015, Strike Price $29.50	5	90
eBay, Inc., Expires 05/01/2015, Strike Price $61.00	15	30
eBay, Inc., Expires 05/08/2015, Strike Price $62.50	11	38
EI Du Pont de Nemours & Co., Expires 05/08/2015, Strike Price $79.00	17	187
Electronic Arts, Inc., Expires 05/01/2015, Strike Price $60.00	5	32
Electronic Arts, Inc., Expires 05/01/2015, Strike Price $60.50	19	199
Electronic Arts, Inc., Expires 05/01/2015, Strike Price $61.00	5	5
Eli Lilly & Co., Expires 05/08/2015, Strike Price $73.50	1	22
EMC Corp., Expires 05/08/2015, Strike Price $28.00	3	21
EOG Resources, Inc., Expires 05/01/2015, Strike Price $102.00	4	28
EOG Resources, Inc., Expires 05/01/2015, Strike Price $104.00	7	31
F5 Networks, Inc., Expires 05/01/2015, Strike Price $127.00	7	49
F5 Networks, Inc., Expires 05/08/2015, Strike Price $129.00	7	182
Facebook, Inc., Expires 05/08/2015, Strike Price $84.50	4	14
Facebook, Inc., Expires 05/08/2015, Strike Price $85.00	4	10
Facebook, Inc., Expires 05/08/2015, Strike Price $85.50	4	8
Facebook, Inc., Expires 05/08/2015, Strike Price $86.00	12	30
Family Dollar Stores, Inc., Expires 05/08/2015, Strike Price $80.00	8	1,320
Family Dollar Stores, Inc., Expires 05/08/2015, Strike Price $80.50	14	2,240
FedEx Corp., Expires 05/01/2015, Strike Price $177.50	10	70
Fossil Group, Inc., Expires 05/01/2015, Strike Price $85.00	8	140
Fossil Group, Inc., Expires 05/01/2015, Strike Price $85.50	8	80

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Fossil Group, Inc., Expires 05/01/2015, Strike Price $87.00	4	$70
Freeport-McMoRan, Inc., Expires 05/01/2015, Strike Price $24.00	40	260
Freeport-McMoRan, Inc., Expires 05/08/2015, Strike Price $25.00	1	10
GameStop Corp., Expires 05/01/2015, Strike Price $41.00	16	40
GameStop Corp., Expires 05/01/2015, Strike Price $43.00	8	20
Gap, Inc., Expires 05/08/2015, Strike Price $41.50	11	66
General Motors Co., Expires 05/01/2015, Strike Price $36.50	9	18
General Motors Co., Expires 05/08/2015, Strike Price $37.00	39	156
Goldman Sachs Group, Inc., Expires 05/01/2015, Strike Price $202.50	4	20
Goldman Sachs Group, Inc., Expires 05/01/2015, Strike Price $207.50	5	10
Google, Inc., Expires 05/01/2015, Strike Price $580.00	1	2
Google, Inc., Expires 05/08/2015, Strike Price $580.00	2	35
Google, Inc., Expires 05/08/2015, Strike Price $590.00	1	15
Google, Inc., Expires 05/08/2015, Strike Price $602.50	2	25
Herbalife Ltd., Expires 05/01/2015, Strike Price $51.50	9	225
Hewlett-Packard Co., Expires 05/01/2015, Strike Price $34.50	18	117
Hewlett-Packard Co., Expires 05/01/2015, Strike Price $35.00	12	78
HollyFrontier Corp., Expires 05/01/2015, Strike Price $42.00	11	55
Home Depot, Inc., Expires 05/01/2015, Strike Price $118.00	12	48
Home Depot, Inc., Expires 05/08/2015, Strike Price $115.00	3	12
Home Depot, Inc., Expires 05/08/2015, Strike Price $116.00	1	3
International Business Machines Corp., Expires 05/08/2015, Strike Price $180.00	2	22
Intuitive Surgical, Inc., Expires 05/08/2015, Strike Price $527.50	1	35
Intuitive Surgical, Inc., Expires 05/08/2015, Strike Price $530.00	1	27
Intuitive Surgical, Inc., Expires 05/08/2015, Strike Price $532.50	1	25
Intuitive Surgical, Inc., Expires 05/08/2015, Strike Price $535.00	1	22
Jazz Pharmaceuticals PLC, Expires 05/01/2015, Strike Price $195.00	4	80
Johnson & Johnson, Expires 05/08/2015, Strike Price $103.00	5	37
Joy Global, Inc., Expires 05/01/2015, Strike Price $43.00	13	227
JPMorgan Chase & Co., Expires 05/01/2015, Strike Price $65.50	23	92
Kansas City Southern, Expires 05/08/2015, Strike Price $113.00	2	20
Keurig Green Mountain, Inc., Expires 05/01/2015, Strike Price $119.00	3	60
Keurig Green Mountain, Inc., Expires 05/01/2015, Strike Price $122.00	3	25
Keurig Green Mountain, Inc., Expires 05/01/2015, Strike Price $123.00	9	81
Kinder Morgan, Inc., Expires 05/01/2015, Strike Price $44.00	1	3
Kinder Morgan, Inc., Expires 05/08/2015, Strike Price $44.50	1	5
Las Vegas Sands Corp., Expires 05/01/2015, Strike Price $57.50	2	9
Lorillard, Inc., Expires 05/01/2015, Strike Price $72.50	5	1,225
Mallinckrodt PLC, Expires 05/01/2015, Strike Price $121.00	1	12
Mallinckrodt PLC, Expires 05/01/2015, Strike Price $131.00	3	22
Mallinckrodt PLC, Expires 05/01/2015, Strike Price $132.00	3	23
Mallinckrodt PLC, Expires 05/01/2015, Strike Price $136.00	3	23
Mallinckrodt PLC, Expires 05/01/2015, Strike Price $137.00	2	15
Mallinckrodt PLC, Expires 05/01/2015, Strike Price $140.00	3	23
Marathon Oil Corp., Expires 05/01/2015, Strike Price $31.50	8	64
Marathon Oil Corp., Expires 05/01/2015, Strike Price $33.00	8	24
Marvell Technology Group Ltd., Expires 05/01/2015, Strike Price $14.50	40	140
Marvell Technology Group Ltd., Expires 05/08/2015, Strike Price $15.00	70	420
McDonald’s Corp., Expires 05/08/2015, Strike Price $100.00	2	215
McDonald’s Corp., Expires 05/08/2015, Strike Price $103.00	3	154
Medtronic PLC, Expires 05/01/2015, Strike Price $77.50	6	30
Medtronic PLC, Expires 05/01/2015, Strike Price $79.50	8	16
Medtronic PLC, Expires 05/01/2015, Strike Price $80.00	4	8
MetLife, Inc., Expires 05/01/2015, Strike Price $51.50	24	408
MGM Resorts International, Expires 05/01/2015, Strike Price $23.00	40	60
Michael Kors Holdings Ltd., Expires 05/01/2015, Strike Price $65.00	10	100
Michael Kors Holdings Ltd., Expires 05/08/2015, Strike Price $66.50	10	150
Micron Technology, Inc., Expires 05/01/2015, Strike Price $30.00	40	60

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Micron Technology, Inc., Expires 05/08/2015, Strike Price $31.00	19	$19
Monsanto Co., Expires 05/01/2015, Strike Price $122.00	14	91
Monster Beverage Corp., Expires 05/01/2015, Strike Price $143.00	9	45
Monster Beverage Corp., Expires 05/01/2015, Strike Price $145.00	3	8
Morgan Stanley, Expires 05/01/2015, Strike Price $37.50	16	144
Morgan Stanley, Expires 05/08/2015, Strike Price $38.00	14	224
Morgan Stanley, Expires 05/08/2015, Strike Price $38.50	16	112
Mylan NV, Expires 05/01/2015, Strike Price $79.00	1	32
NetApp, Inc., Expires 05/08/2015, Strike Price $38.00	48	408
Netflix, Inc., Expires 05/01/2015, Strike Price $605.00	1	3
Netflix, Inc., Expires 05/01/2015, Strike Price $607.50	2	24
Newmont Mining Corp., Expires 05/08/2015, Strike Price $28.00	68	374
NIKE, Inc., Expires 05/01/2015, Strike Price $102.00	6	24
NIKE, Inc., Expires 05/01/2015, Strike Price $105.00	6	12
NIKE, Inc., Expires 05/08/2015, Strike Price $105.00	6	54
Nu Skin Enterprises, Inc., Expires 05/01/2015, Strike Price $60.00	4	30
Nu Skin Enterprises, Inc., Expires 05/01/2015, Strike Price $61.00	4	30
Nu Skin Enterprises, Inc., Expires 05/01/2015, Strike Price $61.50	1	8
Nu Skin Enterprises, Inc., Expires 05/01/2015, Strike Price $62.00	1	8
Nu Skin Enterprises, Inc., Expires 05/01/2015, Strike Price $62.50	15	113
Nu Skin Enterprises, Inc., Expires 05/01/2015, Strike Price $64.00	1	8
Nu Skin Enterprises, Inc., Expires 05/01/2015, Strike Price $64.50	1	8
Occidental Petroleum Corp., Expires 05/01/2015, Strike Price $82.00	15	113
Oracle Corp., Expires 05/08/2015, Strike Price $45.50	35	315
Oracle Corp., Expires 05/08/2015, Strike Price $46.00	4	28
Palo Alto Networks, Inc., Expires 05/01/2015, Strike Price $157.50	7	53
Palo Alto Networks, Inc., Expires 05/01/2015, Strike Price $160.00	5	38
Pandora Media, Inc., Expires 05/01/2015, Strike Price $19.50	10	25
Pandora Media, Inc., Expires 05/08/2015, Strike Price $19.50	20	160
Pandora Media, Inc., Expires 05/08/2015, Strike Price $20.00	22	143
Pandora Media, Inc., Expires 05/08/2015, Strike Price $20.50	10	75
PepsiCo., Inc., Expires 05/01/2015, Strike Price $95.50	16	256
PepsiCo., Inc., Expires 05/08/2015, Strike Price $98.00	1	6
Pioneer Natural Resources Co., Expires 05/01/2015, Strike Price $177.50	6	180
Pioneer Natural Resources Co., Expires 05/01/2015, Strike Price $180.00	1	25
Procter & Gamble Co., Expires 05/01/2015, Strike Price $82.00	4	4
Procter & Gamble Co., Expires 05/08/2015, Strike Price $83.00	5	13
QUALCOMM, Inc., Expires 05/01/2015, Strike Price $71.00	11	55
QUALCOMM, Inc., Expires 05/08/2015, Strike Price $72.00	5	18
QUALCOMM, Inc., Expires 05/08/2015, Strike Price $72.50	5	13
Rackspace Hosting, Inc., Expires 05/01/2015, Strike Price $57.00	7	18
Rackspace Hosting, Inc., Expires 05/08/2015, Strike Price $60.00	6	15
Salesforce.com, Inc., Expires 05/01/2015, Strike Price $72.00	5	677
Salesforce.com, Inc., Expires 05/01/2015, Strike Price $72.50	21	2,667
Schlumberger Ltd., Expires 05/01/2015, Strike Price $94.50	12	690
Schlumberger Ltd., Expires 05/01/2015, Strike Price $99.00	4	26
Seadrill Ltd., Expires 05/01/2015, Strike Price $13.50	10	50
Sears Holdings Corp., Expires 05/01/2015, Strike Price $46.50	1	48
SolarCity Corp., Expires 05/01/2015, Strike Price $60.50	6	552
SolarCity Corp., Expires 05/01/2015, Strike Price $63.00	5	133
SolarCity Corp., Expires 05/01/2015, Strike Price $63.50	10	255
SolarCity Corp., Expires 05/01/2015, Strike Price $64.00	5	98
Southwest Airlines Co., Expires 05/08/2015, Strike Price $44.50	19	95
Southwest Airlines Co., Expires 05/08/2015, Strike Price $45.00	7	52
Southwest Airlines Co., Expires 05/08/2015, Strike Price $46.00	7	35
Splunk, Inc., Expires 05/01/2015, Strike Price $70.00	5	38
Splunk, Inc., Expires 05/08/2015, Strike Price $70.50	10	375
Splunk, Inc., Expires 05/08/2015, Strike Price $73.00	11	165

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Tableau Software, Inc., Expires 05/01/2015, Strike Price $104.00	1	$20
Tableau Software, Inc., Expires 05/01/2015, Strike Price $105.00	9	45
Tableau Software, Inc., Expires 05/01/2015, Strike Price $106.00	7	17
Target Corp., Expires 05/01/2015, Strike Price $84.00	9	63
Target Corp., Expires 05/01/2015, Strike Price $84.50	4	40
Target Corp., Expires 05/08/2015, Strike Price $84.00	4	12
Target Corp., Expires 05/08/2015, Strike Price $84.50	4	26
Tenet Healthcare Corp., Expires 05/01/2015, Strike Price $51.00	6	60
Tesla Motors, Inc., Expires 05/01/2015, Strike Price $235.00	2	214
Tesla Motors, Inc., Expires 05/01/2015, Strike Price $247.50	2	29
Tesla Motors, Inc., Expires 05/01/2015, Strike Price $250.00	2	25
Tesla Motors, Inc., Expires 05/01/2015, Strike Price $260.00	1	4
Tesoro Corp., Expires 05/08/2015, Strike Price $97.50	19	475
Toll Brothers, Inc., Expires 05/08/2015, Strike Price $38.50	34	170
Trinity Industries, Inc., Expires 05/08/2015, Strike Price $31.00	53	530
TripAdvisor, Inc., Expires 05/01/2015, Strike Price $84.00	16	80
TripAdvisor, Inc., Expires 05/01/2015, Strike Price $85.00	4	20
TripAdvisor, Inc., Expires 05/01/2015, Strike Price $88.50	4	20
Under Armour, Inc., Expires 05/01/2015, Strike Price $83.00	19	48
Under Armour, Inc., Expires 05/08/2015, Strike Price $86.50	2	15
Union Pacific Corp., Expires 05/01/2015, Strike Price $111.00	9	23
Union Pacific Corp., Expires 05/08/2015, Strike Price $114.00	5	40
United Continental Holdings, Inc., Expires 05/01/2015, Strike Price $67.00	5	3
United Continental Holdings, Inc., Expires 05/01/2015, Strike Price $67.50	1	1
United Continental Holdings, Inc., Expires 05/08/2015, Strike Price $66.00	10	140
United Continental Holdings, Inc., Expires 05/08/2015, Strike Price $67.50	10	105
United Continental Holdings, Inc., Expires 05/08/2015, Strike Price $68.50	5	48
United Rentals, Inc., Expires 05/01/2015, Strike Price $98.50	6	150
United Rentals, Inc., Expires 05/08/2015, Strike Price $101.00	3	105
United Rentals, Inc., Expires 05/08/2015, Strike Price $102.00	6	90
United Rentals, Inc., Expires 05/08/2015, Strike Price $103.00	6	60
United Technologies Corp., Expires 05/08/2015, Strike Price $120.00	9	63
UnitedHealth Group, Inc., Expires 05/01/2015, Strike Price $119.00	1	3
UnitedHealth Group, Inc., Expires 05/01/2015, Strike Price $124.00	14	63
Verizon Communications, Inc., Expires 05/08/2015, Strike Price $51.50	29	290
VMware, Inc., Expires 05/01/2015, Strike Price $91.50	4	40
VMware, Inc., Expires 05/01/2015, Strike Price $92.00	4	30
VMware, Inc., Expires 05/08/2015, Strike Price $94.00	4	20
Walgreens Boots Alliance, Inc., Expires 05/08/2015, Strike Price $90.00	3	20
Wal-Mart Stores, Inc., Expires 05/01/2015, Strike Price $81.00	2	9
Wal-Mart Stores, Inc., Expires 05/08/2015, Strike Price $81.50	20	150
Walt Disney Co., Expires 05/01/2015, Strike Price $112.00	5	25
Walt Disney Co., Expires 05/01/2015, Strike Price $113.00	9	22
Walt Disney Co., Expires 05/01/2015, Strike Price $114.00	3	9
Wells Fargo & Co., Expires 05/01/2015, Strike Price $56.00	6	6
Wells Fargo & Co., Expires 05/08/2015, Strike Price $56.50	16	72
Whole Foods Market, Inc., Expires 05/01/2015, Strike Price $50.00	17	26
Workday, Inc., Expires 05/08/2015, Strike Price $94.50	1	63
Yahoo!, Inc., Expires 05/01/2015, Strike Price $45.50	7	4
Yahoo!, Inc., Expires 05/08/2015, Strike Price $46.50	32	400
Yum! Brands, Inc., Expires 05/01/2015, Strike Price $89.50	4	20
Yum! Brands, Inc., Expires 05/08/2015, Strike Price $90.50	3	53
Zillow Group, Inc., Expires 05/01/2015, Strike Price $105.00	6	30
Zillow Group, Inc., Expires 05/01/2015, Strike Price $107.00	3	38
Zillow Group, Inc., Expires 05/01/2015, Strike Price $108.00	3	75
Zillow Group, Inc., Expires 05/01/2015, Strike Price $109.00	5	63
Zoetis, Inc., Expires 05/01/2015, Strike Price $47.50	30	225
Zoetis, Inc., Expires 05/01/2015, Strike Price $48.00	7	53

TOTAL CALL OPTIONS (Premiums Received $60,549)		31,434

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE

PUT OPTIONS
CBOE S&P 500, Expires 05/01/2015, Strike Price $2075.00	300	$93,000
CBOE S&P 500, Expires 05/01/2015, Strike Price $2080.00	538	242,100
CBOE S&P 500, Expires 05/01/2015, Strike Price $2085.00	300	186,000
CBOE S&P 500, Expires 05/08/2015, Strike Price $2090.00	142	261,280
NASDAQ 100, Expires 05/08/2015, Strike Price $4410.00	40	163,920

TOTAL PUT OPTIONS (Premiums Received $1,213,826)		946,300

TOTAL WRITTEN OPTIONS (Premiums Received $1,274,375)		$977,734

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 3.0%

Automobiles & Components - 0.1%
Dana Holding Corp. (a)	2,400	$51,768
Federal-Mogul Holdings Corp. (a)(b)	2,600	33,540
Tower International, Inc. (a)(b)	2,100	54,306

		139,614

Banks - 0.0%
PacWest Bancorp (a)	1,078	48,618

Capital Goods - 0.1%
Capstone Turbine Corp. (a)(b)	20,000	12,564
PowerSecure International, Inc. (a)(b)	6,300	82,593
Wabash National Corp. (a)(b)	4,200	58,884

		154,041

Commercial & Professional Services - 0.1%
WageWorks, Inc. (a)(b)	1,100	55,440

Consumer Durables & Apparel - 0.2%
Crocs, Inc. (a)(b)	3,300	43,560
JAKKS Pacific, Inc. (a)(b)	8,600	57,362
Nautilus, Inc. (a)(b)	6,800	114,308

		215,230

Consumer Services - 0.1%
Boyd Gaming Corp. (a)(b)	3,700	48,840
Bridgepoint Education, Inc. (a)(b)	2,164	18,978

		67,818

Energy - 0.1%
CARBO Ceramics, Inc. (a)	500	22,115
Goodrich Petroleum Corp. (a)(b)	2,300	8,901
McDermott International, Inc. (a)(b)(c)	6,300	33,075
Penn Virginia Corp. (a)(b)	3,600	24,048

		88,139

Food, Beverage & Tobacco - 0.0%
Boulder Brands, Inc. (a)(b)	2,800	26,712

Health Care Equipment & Services - 0.4%
Abaxis, Inc. (a)	1,100	70,400
Air Methods Corp. (a)(b)	1,100	50,270
Anika Therapeutics, Inc. (a)(b)	2,000	68,240
DexCom, Inc. (a)(b)	1,700	114,869
Medidata Solutions, Inc. (a)(b)	1,000	53,430
Orthofix International NV (a)(b)(c)	1,900	61,389
Rockwell Medical, Inc. (a)(b)	9,200	89,332

		507,930

Materials - 0.2%
Century Aluminum Co. (a)(b)	5,200	67,028
Compass Minerals International, Inc. (a)	600	52,998
Hecla Mining Co. (a)	13,600	41,072
Intrepid Potash, Inc. (a)(b)	3,500	43,855

		204,953

Media - 0.1%
Entravision Communications Corp. (a)	7,700	50,358
Sizmek, Inc. (a)(b)	3,800	26,448
World Wrestling Entertainment, Inc. (a)	4,500	60,390

		137,196

	SHARES	FAIR VALUE
Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,100	$71,757
Agios Pharmaceuticals, Inc. (a)(b)	1,500	138,510
Endocyte, Inc. (a)(b)	7,800	45,240
Halozyme Therapeutics, Inc. (a)(b)	6,700	99,629
Insmed, Inc. (a)(b)	4,300	86,172
Keryx Biopharmaceuticals, Inc. (a)(b)	3,700	39,442
Merrimack Pharmaceuticals, Inc. (a)(b)	7,000	77,700
Pernix Therapeutics Holdings, Inc. (a)(b)	8,000	51,040
Prothena Corp. PLC (a)(b)(c)	2,400	77,784
Retrophin, Inc. (a)(b)	3,800	81,852
Sarepta Therapeutics, Inc. (a)(b)	1,900	23,180
Vanda Pharmaceuticals, Inc. (a)(b)	4,100	37,515

		829,821

Retailing - 0.0%
Conn’s, Inc. (a)(b)	1,100	30,767

Semiconductors & Semiconductor Equipment - 0.3%
Cirrus Logic, Inc. (a)(b)	2,600	87,828
Integrated Device Technology, Inc. (a)(b)	4,300	78,217
SunEdison, Inc. (a)(b)	6,100	154,452
SunPower Corp. (a)(b)	2,000	64,380

		384,877

Software & Services - 0.3%
Advent Software, Inc. (a)	1,600	69,456
Alliance Data Systems Corp. (a)(b)	147	43,705
Bankrate, Inc. (a)(b)	2,600	32,240
Gogo, Inc. (a)(b)	2,300	48,622
Infoblox, Inc. (a)(b)	2,500	58,900
Take-Two Interactive Software, Inc. (a)(b)	2,700	63,990
Vringo, Inc. (a)(b)	13,300	8,246
WebMD Health Corp. (a)(b)	1,300	57,395

		382,554

Technology Hardware & Equipment - 0.1%
Cray, Inc. (a)(b)	1,600	44,944
Ubiquiti Networks, Inc. (a)	1,700	48,569

		93,513

Telecommunication Services - 0.1%
Inteliquent, Inc. (a)	5,900	112,159

Transportation - 0.1%
Arkansas Best Corp. (a)	2,000	71,400
XPO Logistics, Inc. (a)(b)	2,000	97,000

		168,400

TOTAL COMMON STOCKS (Cost $2,811,160)		3,647,782

CONTINGENT VALUE RIGHTS - 0.0%

Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
Furiex Pharmaceuticals, Inc. (b)(d)(e) (Cost: $0; Acquisition Date: 05/23/2014)	500	4,885
Trius Therapeutics, Inc. (b)(d)(e) (Cost: $0; Acquisition Date: 08/12/2013)	3,300	–

		4,885

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Telecommunication Services - 0.0%
Leap Wireless International, Inc. (b)(e)	2,700	$6,804

TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		11,689

SHORT-TERM INVESTMENTS - 98.3%

Money Market Funds - 0.1%
Fidelity Institutional Money Market Fund -Money Market Portfolio - Institutional Class - 0.09% (f)	29,597	29,597
First American Government Obligations Fund - Class Z - 0.01% (f)	29,597	29,597
First American Prime Obligations Fund -Class Z - 0.02% (f)	29,597	29,597
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class -0.10% (f)	29,597	29,597
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (f)	29,597	29,597

		147,985

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 98.2%
0.000%, 05/07/2015 (g)(h)	$9,200,000	9,200,000
0.005%, 05/14/2015 (g)(h)	14,030,000	14,029,975
0.005%, 05/21/2015 (g)(h)	9,450,000	9,449,974
0.015%, 05/28/2015 (g)(h)	9,700,000	9,699,890
0.010%, 06/04/2015 (g)(h)	8,600,000	8,599,919
0.014%, 06/11/2015 (g)(h)	6,700,000	6,699,890
0.006%, 06/18/2015 (g)(h)	10,700,000	10,699,914
0.020%, 07/09/2015 (g)(h)	9,900,000	9,900,099

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 98.2% (continued)
0.014%, 07/16/2015 (g)(h)	$12,000,000	$12,000,000
0.021%, 07/23/2015 (g)(h)	17,500,000	17,499,702
0.005%, 08/06/2015 (g)(h)	10,650,000	10,649,787

		118,429,150

TOTAL SHORT-TERM INVESTMENTS (Cost $118,575,838)		118,577,135

TOTAL INVESTMENTS (Cost $121,386,998) - 101.3%		122,236,606

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%		(1,584,766)

TOTAL NET ASSETS - 100.0%		$120,651,840

Percentages are stated as a percent of net assets.

(a)	All or portion of this security may be subject to call options written.
(b)	Non-income producing security.
(c)	Foreign issued security. Total foreign securities are $172,248 which represents 0.1% of net assets.
(d)	Security is restricted to resale. The aggregate value of these securities at April 30, 2015 was $4,885, which represents 0.0% of net assets.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $11,689, which represents 0.0% of net assets.
(f)	Rate shown is the 7-day effective yield.
(g)	All or portion of this security is held as collateral for put options written.
(h)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE

CALL OPTIONS
CBOE Russell 2000 Index, Expires 05/01/2015, Strike Price $1290.00	34	$85

TOTAL CALL OPTIONS (Premiums Received $4,588)		85

PUT OPTIONS
CBOE Russell 2000 Index, Expires 05/08/2015, Strike Price $1215.00	140	149,800
CBOE Russell 2000 Index, Expires 05/08/2015, Strike Price $1220.00	249	301,788
CBOE Russell 2000 Index, Expires 05/08/2015, Strike Price $1230.00	531	904,293

TOTAL PUT OPTIONS (Premiums Received $1,150,295)		1,355,881

TOTAL WRITTEN OPTIONS (Premiums Received $1,154,883)		$1,355,966

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 100.0%

Open-End Mutual Funds - 100.0%
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	6,027,904	$62,027,132
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	11,826,162	125,357,317

TOTAL INVESTMENT COMPANIES (Cost $181,187,185)		187,384,449

SHORT-TERM INVESTMENTS - 0.1%

Money Market Funds - 0.1%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.09% (b)	41,476	41,476
First American Government Obligations Fund - Class Z - 0.01% (b)	41,476	41,476
First American Prime Obligations Fund - Class Z - 0.02% (b)	41,476	41,476
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.10% (b)	41,476	41,476
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (b)	41,476	41,476

TOTAL SHORT-TERM INVESTMENTS (Cost $207,380)		207,380

TOTAL INVESTMENTS (Cost $181,394,565) - 100.1%		187,591,829

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(188,816)

TOTAL NET ASSETS - 100.0%		$187,403,013

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 10.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 0.8%

Automobiles & Components - 0.0%
Toyota Motor Corp. - ADR	200	$27,804

Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA - ADR	403	4,038
Banco Santander SA - ADR	800	6,016
Barclays PLC - ADR	2,500	39,350
HSBC Holdings PLC - ADR	900	44,667

		94,071

Capital Goods - 0.1%
voxeljet AG - ADR (a)	5,200	43,628

Consumer Durables & Apparel - 0.1%
Sony Corp. - ADR	1,600	48,368

Consumer Services - 0.0%
Melco Crown Entertainment Ltd. - ADR (b)	1,700	34,714

Diversified Financials - 0.0%
Credit Suisse Group AG - ADR	1,300	33,501

Energy - 0.0%
BP PLC - ADR	400	17,264

Food, Beverage & Tobacco - 0.1%
Anheuser-Busch InBev NV - ADR	400	48,016
Diageo PLC - ADR	300	33,306

		81,322

Materials - 0.1%
ArcelorMittal SA - ADR	3,400	36,346
BHP Billiton Ltd. (c)	100	2,530
BHP Billiton Ltd. - ADR	100	5,129
Rio Tinto PLC - ADR	200	8,958

		52,963

Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
AstraZeneca PLC - ADR (b)	500	34,240
GlaxoSmithKline PLC - ADR	500	23,075
Novartis AG - ADR	400	40,720
Novo Nordisk A/S - ADR	700	39,389

		137,424

Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV - ADR	400	42,816

Software & Services - 0.0%
SAP SE - ADR	500	37,845

Technology Hardware & Equipment - 0.1%
Nokia OYJ - ADR	4,900	32,242
Telefonaktiebolaget LM Ericsson - ADR	2,800	30,576

		62,818

Telecommunication Services - 0.1%
China Mobile Ltd. - ADR	600	42,858
Orange SA - ADR	2,300	37,674

	SHARES	FAIR VALUE
Telecommunication Services - 0.1% (continued)
Vodafone Group PLC - ADR (b)	1,000	$35,200

		115,732

Utilities - 0.0%
National Grid PLC - ADR	100	6,743

TOTAL COMMON STOCKS (Cost $837,381)		837,013

SHORT-TERM INVESTMENTS - 90.5%

Money Market Funds - 65.6%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.09% (d)	13,206,752	13,206,752
First American Government Obligations Fund - Class Z - 0.01% (d)	13,206,753	13,206,753
First American Prime Obligations Fund - Class Z - 0.02% (d)	13,206,753	13,206,753
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.10% (d)	13,206,753	13,206,753
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (d)	13,206,753	13,206,753

		66,033,764

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 24.9%
0.000%, 05/07/2015 (e)(f)	$2,100,000	2,100,000
0.005%, 05/14/2015 (e)(f)	2,100,000	2,099,996
0.005%, 05/21/2015 (e)(f)	6,250,000	6,249,983
0.013%, 05/28/2015 (e)(f)	6,250,000	6,249,941
0.014%, 07/16/2015 (e)(f)	4,200,000	4,200,000
0.005%, 08/06/2015 (e)(f)	4,100,000	4,099,918

		24,999,838

TOTAL SHORT-TERM INVESTMENTS (Cost $91,033,509)		91,033,602

TOTAL INVESTMENTS (Cost $91,870,890) - 91.3%		91,870,615

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.7%		8,734,905

TOTAL NET ASSETS - 100.0%		$100,605,520

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security may be subject to call options written.
(c)	Foreign issued security. Total foreign securities are $2,530 which represents 0.0% of net assets.
(d)	Rate shown is the 7-day effective yield.
(e)	All or portion of this security is held as collateral for put options written.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE

CALL OPTIONS
AstraZeneca PLC, Expires 05/08/2015, Strike Price $72.50	1	$5
AstraZeneca PLC, Expires 05/08/2015, Strike Price $73.00	2	10
AstraZeneca PLC, Expires 05/08/2015, Strike Price $73.50	2	10
Melco Crown Entertainment Ltd, Expires 05/01/2015, Strike Price $23.00	12	60
Melco Crown Entertainment Ltd, Expires 05/01/2015, Strike Price $24.50	5	25
Vodafone Group PLC, Expires 05/08/2015, Strike Price $36.50	10	160

TOTAL CALL OPTIONS (Premiums Received $221)		270

PUT OPTIONS
CAC 40 Index, Expires 05/15/2015, Strike Price EUR 5100.00	41	62,177
CAC 40 Index, Expires 05/15/2015, Strike Price EUR 5150.00	50	94,089
Eurex DAX, Expires 05/04/2015, Strike Price EUR 11700.00	55	78,122
Eurex DAX, Expires 05/04/2015, Strike Price EUR 11800.00	75	144,006
Eurex Euro STOXX 50 Index, Expires 05/04/2015, Strike Price EUR 3675.00	217	163,739
Eurex Euro STOXX 50 Index, Expires 05/04/2015, Strike Price EUR 3700.00	75	74,361
Eurex Euro STOXX 50 Index, Expires 05/04/2015, Strike Price EUR 3725.00	175	218,310
FTSE 100 Index, Expires 05/15/2015, Strike Price GBP 7050.00	193	450,305
Hang Seng Index, Expires 05/28/2015, Strike Price HKD 28200.00	15	68,318
Nikkei-225 Stock Index, Expires 05/08/2015, Strike Price JPY 19875.00	153	570,226
S&P/ASX 200 Index, Expires 05/21/2015, Strike Price AUD 5825.00	15	15,704
S&P/ASX 200 Index, Expires 05/21/2015, Strike Price AUD 5850.00	15	17,485
S&P/ASX 200 Index, Expires 05/21/2015, Strike Price AUD 5900.00	6	8,604
S&P/ASX 200 Index, Expires 05/21/2015, Strike Price AUD 5925.00	97	153,522
S&P/ASX 200 Index, Expires 05/21/2015, Strike Price AUD 5950.00	30	52,206
Swiss Market Index, Expires 05/15/2015, Strike Price CHF 9350.00	104	374,665

TOTAL PUT OPTIONS (Premiums Received $1,583,772)		2,545,839

TOTAL WRITTEN OPTIONS (Premiums Received $1,583,993)		$2,546,109

Schedule of Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION
DAX Index Future, June 2015 Settlement	10	$3,225,249	$3,686
Euro Stoxx 50, June 2015 Settlement	100	4,006,332	12,463

Total Futures Contracts Sold		$7,231,581	$16,149

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 1.7%

Automobiles & Components - 0.0%
Tata Motors Ltd. - ADR (b)	500	$20,595

Banks - 0.1%
HDFC Bank Ltd. - ADR	300	17,052
ICICI Bank Ltd. - ADR	1,800	19,674

		36,726

Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. - ADR (a)	800	20,472

Diversified Financials - 0.1%
Noah Holdings Ltd. - ADR (a)	700	23,723

Energy - 0.1%
Petroleo Brasileiro SA - ADR (a)(b)	3,200	30,400

Insurance - 0.1%
China Life Insurance Co. Ltd. - ADR	500	36,335

Materials - 0.1%
AngloGold Ashanti Ltd. - ADR (a)	100	1,133
Cemex SAB de CV - ADR (a)	1,872	18,009
Sibanye Gold Ltd. - ADR	2,200	20,790
Vale SA - ADR	3,300	25,344

		65,276

Media - 0.1%
Grupo Televisa SAB - ADR (a)	600	21,846

Real Estate - 0.0%
E-House China Holdings Ltd. - ADR	2,500	17,000

Retailing - 0.2%
Ctrip.com International Ltd. - ADR (a)(b)	400	25,472
E-commerce China Dangdang Inc. - ADR (a)	2,103	19,894
Qunar Cayman Islands Ltd. - ADR (a)	700	32,781
Vipshop Holdings Ltd. - ADR (a)(b)	600	16,974

		95,121

Semiconductors & Semiconductor Equipment - 0.2%
Himax Technologies, Inc. - ADR	2,900	17,748
JA Solar Holdings Co. Ltd. - ADR (a)	2,200	22,044
JinkoSolar Holding Co. Ltd. - ADR (a)	1,100	30,822
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	800	19,552
Trina Solar Ltd. - ADR (a)	2,100	25,641

		115,807

Software & Services - 0.7%
21Vianet Group, Inc. - ADR (a)	100	2,057
58.com, Inc. - ADR (a)	100	7,628
Baidu, Inc. - ADR (a)	200	40,056
Bitauto Holdings Ltd. - ADR (a)	400	23,792
Changyou.com Ltd. - ADR (a)	800	27,008
ChinaCache International Holdings Ltd. - ADR (a)	2,161	30,448

	SHARES	FAIR VALUE
Software & Services - 0.7% (continued)
Infosys Ltd. - ADR	600	$18,588
KongZhong Corp. - ADR	2,100	14,490
Leju Holdings Ltd. - ADR	105	1,106
NetEase, Inc. - ADR	300	38,457
NQ Mobile, Inc. - ADR (a)(b)	5,600	21,504
Perfect World Co. Ltd. - ADR	1,200	23,484
Qihoo 360 Technology Co. Ltd. - ADR (a)(b)	600	36,180
Sky-mobi Ltd. - ADR (a)	3,600	17,406
SouFun Holdings Ltd. - ADR (b)	1,300	10,751
Youku Tudou, Inc. - ADR (a)(b)	1,000	18,700
YY, Inc. - ADR (a)(b)	600	38,136

		369,791

Telecommunication Services - 0.0%
America Movil SAB de CV - ADR	900	18,801

TOTAL COMMON STOCKS (Cost $751,609)		871,893

PREFERRED STOCKS - 0.0%

Banks - 0.0%
Banco Bradesco SA	2,040	21,808
Itau Unibanco Holding SA - ADR	10	128

TOTAL PREFERRED STOCKS (Cost $23,868)		21,936

SHORT-TERM INVESTMENTS - 99.6%

Money Market Funds - 0.1%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.09% (c)	9,134	9,134
First American Government Obligations Fund - Class Z - 0.01% (c)	9,134	9,134
First American Prime Obligations Fund - Class Z - 0.02% (c)	9,134	9,134
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.10% (c)	9,134	9,134
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (c)	9,134	9,134

		45,670

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 99.5%
0.000%, 05/07/2015 (d)(e)	$5,700,000	5,700,000
0.005%, 05/14/2015 (d)(e)	5,800,000	5,799,990
0.010%, 05/14/2015 (d)(e)	4,400,000	4,399,958
0.005%, 05/21/2015 (d)(e)	5,800,000	5,799,984
0.013%, 05/28/2015 (d)(e)	1,850,000	1,849,983
0.014%, 06/11/2015 (d)(e)	3,200,000	3,199,949
0.006%, 06/18/2015 (d)(e)	4,500,000	4,499,964
0.020%, 07/09/2015 (d)(e)	2,450,000	2,450,024
0.014%, 07/16/2015 (d)(e)	7,350,000	7,350,000
0.021%, 07/23/2015 (d)(e)	4,250,000	4,249,927
0.005%, 08/06/2015 (d)(e)	5,750,000	5,749,885

		51,049,664

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

FAIR VALUE
U.S. Treasury Bills - 99.5% (continued)
TOTAL SHORT-TERM INVESTMENTS (Cost $51,094,913)	$51,095,334

TOTAL INVESTMENTS (Cost $51,870,390) - 101.3%	51,989,163

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%	(683,285)

TOTAL NET ASSETS - 100.0%	$51,305,878

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security may be subject to call options written.
(c)	Rate shown is the 7-day effective yield.
(d)	All or a portion of this security is held as collateral for put options written.
(e)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE

CALL OPTIONS
Ctrip.com International Ltd., Expires 05/01/2015, Strike Price $71.00	3	$217
NQ Mobile, Inc., Expires 05/08/2015, Strike Price $4.50	47	258
Petroleo Brasileiro SA, Expires 05/08/2015, Strike Price $10.50	20	100
Qihoo 360 Technology Co. Ltd., Expires 05/01/2015, Strike Price $69.00	1	7
Qihoo 360 Technology Co. Ltd., Expires 05/08/2015, Strike Price $68.00	2	35
Soufun Holdings Ltd., Expires 05/01/2015, Strike Price $8.50	2	10
Tata Motors Ltd., Expires 05/01/2015, Strike Price $47.50	4	100
Vipshop Holdings Ltd., Expires 05/01/2015, Strike Price $31.00	2	15
Vipshop Holdings Ltd., Expires 05/01/2015, Strike Price $31.50	1	5
Vipshop Holdings Ltd., Expires 05/08/2015, Strike Price $31.50	1	7
Vipshop Holdings Ltd., Expires 05/08/2015, Strike Price $32.00	1	8
Vipshop Holdings Ltd., Expires 05/08/2015, Strike Price $32.50	1	8
Youku Tudou, Inc., Expires 05/01/2015, Strike Price $19.00	10	350
YY, Inc., Expires 05/01/2015, Strike Price $70.00	2	15
YY, Inc., Expires 05/01/2015, Strike Price $70.50	1	8

TOTAL CALL OPTIONS (Premiums Received $825)		1,143

PUT OPTIONS
iShares MSCI Brazil Capped ETF, Expires 05/01/2015, Strike Price $36.00	250	4,250
iShares MSCI Brazil Capped ETF, Expires 05/01/2015, Strike Price $36.50	175	7,525
iShares MSCI Brazil Capped ETF, Expires 05/01/2015, Strike Price $37.00	75	6,450
iShares MSCI Emerging Markets ETF, Expires 05/01/2015, Strike Price $42.50	779	6,621
iShares MSCI Emerging Markets ETF, Expires 05/08/2015, Strike Price $42.50	964	30,848
iShares MSCI Emerging Markets ETF, Expires 05/08/2015, Strike Price $43.00	5,269	252,912
iShares MSCI Emerging Markets ETF, Expires 05/08/2015, Strike Price $43.50	2,642	210,039
iShares MSCI Mexico Capped ETF, Expires 05/01/2015, Strike Price $59.50	250	23,625
iShares MSCI South Korea Capped ETF, Expires 05/15/2015, Strike Price $63.00	150	29,025
iShares China Large-Cap ETF, Expires 05/01/2015, Strike Price $51.00	25	513
iShares China Large-Cap ETF, Expires 05/01/2015, Strike Price $51.50	475	21,138
Market Vectors Russia ETF, Expires 05/01/2015, Strike Price $19.50	100	750

TOTAL PUT OPTIONS (Premiums Received $498,309)		593,696

TOTAL WRITTEN OPTIONS (Premiums Received $499,134)		$594,839

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.2%

Open-End Mutual Funds - 99.2%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	966,610	$9,327,788
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,853,416	18,719,497

TOTAL INVESTMENT COMPANIES (Cost $28,139,056)		28,047,285

SHORT-TERM INVESTMENTS - 1.2%

Money Market Funds - 1.2%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.09% (b)	66,619	66,619
First American Government Obligations Fund - Class Z - 0.01% (b)	66,619	66,619
First American Prime Obligations Fund - Class Z - 0.02% (b)	66,619	66,619
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.10% (b)	66,618	66,618
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (b)	66,618	66,618

TOTAL SHORT-TERM INVESTMENTS (Cost $333,093)		333,093

TOTAL INVESTMENTS (Cost $28,472,149) - 100.4%		28,380,378

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(102,078)

TOTAL NET ASSETS - 100.0%		$28,278,300

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 10.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.1%

Open-End Mutual Funds - 99.1%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	781,362	$7,540,144
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,481,716	14,965,336
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	1,415,143	15,000,516
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	720,137	7,410,210

TOTAL INVESTMENT COMPANIES (Cost $44,305,458)		44,916,206

SHORT-TERM INVESTMENTS - 0.9%

Money Market Funds - 0.9%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.09% (b)	77,535	77,535
First American Government Obligations Fund - Class Z - 0.01% (b)	77,535	77,535
First American Prime Obligations Fund - Class Z - 0.02% (b)	77,535	77,535
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.10% (b)	77,535	77,535
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (b)	77,535	77,535

TOTAL SHORT-TERM INVESTMENTS (Cost $387,675)		387,675

TOTAL INVESTMENTS (Cost $44,693,133) - 100.0%		45,303,881

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		12,113

TOTAL NET ASSETS - 100.0%		$45,315,994

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 10.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Statement of Assets and Liabilities	April 30, 2015 (Unaudited)

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$977,604,265	$430,572,657
Interest receivable	4,981,073	2,483,587
Investment receivable	15,452,843	5,645,334
Dividend receivable	1,036,274	446,257
Variation margin on futures contracts	—	13,593
Receivable for fund shares sold	49,546	25,563
Foreign currencies, at value(2)	8,219,829	1,342,369
Cash held at broker	1,744,561	231,992
Other assets	87,751	69,897
Total assets	1,009,176,142	440,831,249
LIABILITIES:
Payable for fund shares redeemed	209,016	107,793
Payable for investment securities purchased	24,687,802	26,194,439
Payable to Investment Adviser	1,214,469	510,543
Payable for Chief Compliance Officer compensation	4,955	4,950
Payable to Custodian	7,239	25,417
Payable to Trustees	22,652	9,491
Accrued distribution fees	90,709	21,648
Other accrued expenses	297,113	165,735
Total liabilities	26,533,955	27,040,016
Total net assets	$982,642,187	$413,791,233

NET ASSETS CONSIST OF:
Capital stock	$987,454,812	$415,277,235
Accumulated net investment loss	(21,866,322)	(10,083,105)
Accumulated undistributed net realized gain (loss) on:
Investments and foreign currency translation	(2,871,154)	(1,114,011)
Futures contracts	279,478	(167,294)
Unrealized appreciation (depreciation) on:
Investments and foreign currency translation	21,015,508	9,937,049
Futures contracts	(1,370,135)	(58,641)
Total net assets	$982,642,187	$413,791,233

Class I
Net Assets	$773,107,841	$354,224,615
Shares outstanding	77,021,495	35,179,189
Class I Net asset value, offering and redemption price per share	$10.04	$10.07
Class M
Net Assets	$209,534,346	$59,566,618
Shares outstanding	20,878,222	5,916,013
Class M Net asset value, offering and redemption price per share	$10.04	$10.07

(1) Cost of Investments	$956,957,368	$420,681,682
(2) Cost of foreign currencies	7,852,673	1,296,294

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Statement of Assets and Liabilities	April 30, 2015 (Unaudited)

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND
ASSETS:
Investments, at fair value(1)
Unaffiliated issuers	$360,980,322	$122,236,606	$207,380
Affiliated issuers	—	—	187,384,449
Interest receivable	30	8	11
Dividend receivable	29,738	50	—
Receivable for fund shares sold	—	50,000	—
Receivable for investments sold	4,613,838	1,950,298	—
Cash	479	—	—
Other assets	50,178	38,031	44,623
Total assets	365,674,585	124,274,993	187,636,463
LIABILITIES:
Payable for fund shares redeemed	1,902,783	—	119,252
Options written, at fair value(2)	977,734	1,355,966	—
Payable for investment securities purchased	2,801,986	2,032,389	—
Payable to Investment Adviser	380,825	128,961	—
Payable for Chief Compliance Officer compensation	6,326	4,952	1,303
Payable to Custodian	82,382	3,852	—
Payable to Trustees	10,992	3,653	—
Accrued distribution fees	39,229	4,526	41,731
Other accrued expenses	181,053	88,854	71,164
Total liabilities	6,383,310	3,623,153	233,450
Total net assets	$359,291,275	$120,651,840	$187,403,013

NET ASSETS CONSIST OF:
Capital stock	$343,095,853	$118,760,051	$177,987,637
Accumulated net investment income (loss)	(7,039,606)	(2,628,913)	1,089,708
Accumulated undistributed net realized gain on investments	9,440,402	3,872,177	2,128,404
Unrealized appreciation (depreciation) on:
Investments and foreign currency translation	13,497,985	849,608	6,197,264
Options written	296,641	(201,083)	—
Total net assets	$359,291,275	$120,651,840	$187,403,013

Class I
Net Assets	$271,057,705	$105,895,524	$111,645,916
Shares outstanding	25,575,350	10,291,145	10,683,922
Class I Net asset value, offering and redemption price per share	$10.60	$10.29	$10.45
Class M
Net Assets	$88,233,570	$14,756,316	$75,757,097
Shares outstanding	8,353,508	1,438,820	7,254,311
Class M Net asset value, offering and redemption price per share	$10.56	$10.26	$10.44

(1) Cost of Investments
Unaffiliated issuers	$347,481,495	$121,386,998	$207,380
Affiliated issuers (See Note 10)	—	—	181,187,185
(2) Premiums received	1,274,375	1,154,883	—

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Statement of Assets and Liabilities	April 30, 2015 (Unaudited)

	STONE RIDGE INTL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND	STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND
ASSETS:
Investments, at fair value(1)
Unaffiliated issuers	$91,870,615	$51,989,163	$333,093	$387,675
Affiliated issuers	—	—	28,047,285	44,916,206
Interest receivable	5,490	2	15	16
Investment receivable	63,131	—	—	—
Dividend receivable	1,949	468	—	—
Receivable from Adviser	—	—	3,517	6,858
Receivable for fund shares sold	150,000	—	—	—
Receivable for investments sold	—	424,594	100,000	—
Foreign currencies, at value(2)	9,073,485	—	—	—
Cash	2,358,942	500	—	—
Deferred offering expenses	—	—	—	51,618
Other assets	34,902	92,140	28,216	32,635
Total assets	103,558,514	52,506,867	28,512,126	45,395,008
LIABILITIES:
Payable for fund shares redeemed	—	100,000	19,840	12,524
Variation margin on futures contracts	148,448	—	—	—
Options written, at fair value(3)	2,546,109	594,839	—	—
Payable for investment securities purchased	21,014	364,582	150,000	50,000
Payable to Investment Adviser	123,663	43,366	—	—
Payable for Chief Compliance Officer compensation	4,948	4,948	1,264	934
Payable to Trustees	2,588	1,579	2,056	—
Accrued distribution fees	7,673	1,018	9,699	1,906
Other accrued expenses	98,551	90,657	50,967	13,650
Total liabilities	2,952,994	1,200,989	233,826	79,014
Total net assets	$100,605,520	$51,305,878	$28,278,300	$45,315,994

NET ASSETS CONSIST OF:
Capital stock	$97,833,860	$53,008,395	$28,194,763	$43,923,713
Accumulated net investment income (loss)	(1,931,681)	(819,897)	232,068	(55,238)
Accumulated undistributed net realized gain (loss) on investments	5,486,153	(905,688)	(56,760)	836,771
Unrealized appreciation (depreciation) on:
Investments and foreign currency translation	163,155	118,773	(91,771)	610,748
Options written	(962,116)	(95,705)	—	—
Futures contracts	16,149	—	—	—
Total net assets	$100,605,520	$51,305,878	$28,278,300	$45,315,994

Class I
Net Assets	$79,809,728	$47,945,263	$8,263,195	$36,728,653
Shares outstanding	7,904,438	4,966,167	832,906	3,614,743
Class I Net asset value, offering and redemption price per share	$10.10	$9.65	$9.92	$10.16
Class M
Net Assets	$20,795,792	$3,360,615	$20,015,105	$8,587,341
Shares outstanding	2,062,634	348,669	2,018,236	845,314
Class M Net asset value, offering and redemption price per share	$10.08	$9.64	$9.92	$10.16

(1) Cost of Investments
Unaffiliated issuers	$91,870,890	$51,870,390	$333,093	$387,675
Affiliated issuers (See Note 10)	—	—	28,139,056	44,305,458
(2) Cost of foreign currencies	8,910,222	—	—	—
(3) Premiums received	1,583,993	499,134	—	—

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Statement of Operations	For the Period Ended April 30, 2015 (Unaudited)

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Dividend Income	$11,224,330	$5,531,172
Interest income	21,312,498	10,021,829
Total investment income	32,536,828	15,553,001
EXPENSES
Advisory fees (See Note 4)	6,911,606	2,907,467
Fund accounting and administration fees	296,137	136,024
Distribution (12b-1) fees — Class M Only	168,512	49,169
Legal fees	74,289	42,103
Transfer agency fees and expenses	61,540	55,386
Federal and state registration fees	51,579	31,657
Audit and tax related fees	40,263	40,263
Custody fees	37,166	23,566
Trustees fees and expenses	34,655	14,672
Chief Compliance Officer fees	29,951	29,951
Other expenses	50,541	23,271
Total net expenses	7,756,239	3,353,529
Net investment income	24,780,589	12,199,472
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS :
Net realized gain (loss) on:
Investments	356,506	139,199
Futures contracts	279,478	(167,294)
Foreign currency translation	(1,708,808)	(312,749)
Net change in unrealized appreciation (depreciation) on:
Investments	(16,622,346)	(8,282,386)
Futures contracts	(1,668,466)	(58,641)
Foreign currency translation	297,840	159,483
Net realized and unrealized loss	(19,065,796)	(8,522,388)
Net increase in net assets resulting from operations	$5,714,793	$3,677,084

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Statement of Operations	For the Period Ended April 30, 2015 (Unaudited)

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND
INVESTMENT INCOME:
Dividend income
Affiliated issuers	$—	$—	$2,330,171
Unaffiliated issuers	558,259	6,260	—
Interest income	8,581	3,959	29
Exchange rebates	—	31,313	—
Total investment income	566,840	41,532	2,330,200
EXPENSES
Advisory fees (See Note 4)	2,405,391	807,084	—
Custody fees	215,491	4,884	451
Fund accounting and administration fees	139,754	39,326	—
Distribution (12b-1) fees — Class M Only	77,806	10,767	63,717
Audit and tax related fees	35,535	35,535	22,313
Legal fees	34,960	10,948	9,065
Chief Compliance Officer fees	29,328	29,951	7,510
Transfer agency fees and expenses	29,052	17,560	38,197
Federal and state registration fees	20,406	24,225	23,744
Trustees fees and expenses	15,966	5,317	—
Other expenses	50,836	19,661	7,418
Total net expenses	3,054,525	1,005,258	172,415
Net investment income (loss)	(2,487,685)	(963,726)	2,157,785
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS :
Net realized gain (loss) on:
Investments
Affiliated issuers (See Note 10)	—	—	528,619
Unaffiliated issuers	2,567,821	114,721	—
Capital gain distributions from affiliated mutual funds	—	—	2,060,696
Options written	12,592,841	5,774,201	—
Futures contracts	(778,131)	(157,295)	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,349,911	214,089	2,525,426
Options written	48,733	(481,203)	—
Net realized and unrealized gain	15,781,175	5,464,513	5,114,741
Net increase in net assets resulting from operations	$13,293,490	$4,500,787	$7,272,526

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Statement of Operations	For the Period Ended April 30, 2015 (Unaudited)

	STONE RIDGE INTL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND	STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND(1)
INVESTMENT INCOME:
Dividend income
Affiliated issuers	$—	$—	$255,178	$339,444
Unaffiliated issuers	11,513	2,541	—	—
Interest income	15,175	1,775	40	47
Exchange rebates	—	24,040	—	—
Total investment income	26,688	28,356	255,218	339,491
EXPENSES
Advisory fees (See Note 4)	612,440	321,138	—	—
Audit and tax related fees	36,393	36,393	22,313	20,132
Chief Compliance Officer fees	29,951	29,951	7,510	7,184
Fund accounting and administration fees	29,824	16,255	—	—
Offering costs	26,769	13,780	16,778	47,787
Transfer agency fees and expenses	15,388	14,664	15,744	13,198
Distribution (12b-1) fees — Class M Only	14,623	3,205	14,604	3,831
Legal fees	14,179	5,428	1,840	2,805
Custody fees	12,230	53,060	—	—
Federal and state registration fees	7,590	6,759	5,225	3,608
Trustees fees and expenses	3,780	1,801	—	—
Other expenses	18,619	10,397	2,003	2,273
Total expenses before Adviser waiver	821,786	512,831	86,017	100,818
Expenses waived by Adviser (See Note 4)	—	(47,188)	(38,224)	(21,688)
Net expenses before Adviser recoupment	821,786	465,643	47,793	79,130
Expenses recouped by Adviser	55,291	—	—	—
Total net expenses	877,077	465,643	47,793	79,130
Net investment income (loss)	(850,389)	(437,287)	207,425	260,361
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS :
Net realized gain (loss) on:
Investments
Affiliated issuers (See Note 10)	—	—	(39,867)	505,458
Unaffiliated issuers	(2,668)	(41,547)	—	—
Capital gain distributions from affiliated mutual funds	—	—	—	331,313
Options written	6,666,900	(404,952)	—	—
Futures contracts	173,041	—	—	—
Foreign currency translation	(177,866)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	5,045	87,422	525,940	610,748
Options written	(1,143,538)	(117,499)	—	—
Futures contracts	16,149	—	—	—
Foreign currency translation	195,991	—	—	—
Net realized and unrealized gain (loss)	5,733,054	(476,576)	486,073	1,447,519
Net increase (decrease) in net assets resulting from operations	$4,882,665	$(913,863)	$693,498	$1,707,880

(1)	Commenced operations on November 14, 2014.

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Statement of Changes in Net Assets

	STONE RIDGE REINSURANCE RISK PREMIUM FUND		STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
	PERIOD ENDED APRIL 30, 2015 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2014	PERIOD ENDED APRIL 30, 2015 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2014
OPERATIONS:
Net investment income	$24,780,589	$35,100,703	$12,199,472	$16,191,161
Net realized gain (loss) on:
Investments	356,506	367,360	139,199	313,269
Futures contracts	279,478	818,062	(167,294)	—
Foreign currency translation	(1,708,808)	695,756	(312,749)	(3,072)
Net change in unrealized appreciation (depreciation) on:
Investments	(16,622,346)	22,290,877	(8,282,386)	10,693,463
Futures contracts	(1,668,466)	298,331	(58,641)	—
Foreign currency translation	297,840	(2,297,038)	159,483	(122,381)
Net increase in assets resulting from operations	5,714,793	57,274,051	3,677,084	27,072,440

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income — Class I	(38,669,933)	(23,278,934)	(19,398,765)	(12,305,748)
From net investment income — Class M	(15,537,604)	(9,043,254)	(5,211,532)	(3,640,672)
Total Distributions	(54,207,537)	(32,322,188)	(24,610,297)	(15,946,420)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	269,693,700	225,172,509	114,520,334	120,920,539
Proceeds from shares sold — Class M	66,894,911	108,991,261	13,542,792	26,585,822
Proceeds from shares issued to holders in reinvestment of dividends — Class I	32,011,839	19,489,059	17,493,988	10,878,689
Proceeds from shares issued to holders in reinvestment of dividends — Class M	13,945,044	7,977,655	4,716,925	3,225,011
Cost of shares redeemed — Class I	(51,531,318)	(65,363,961)	(20,926,186)	(26,880,813)
Cost of shares redeemed — Class M	(89,138,263)	(42,810,060)	(27,133,054)	(20,574,341)
Net increase in net assets from capital share transactions	241,875,913	253,456,463	102,214,799	114,154,907
Total increase in net assets	193,383,169	278,408,326	81,281,586	125,280,927

NET ASSETS:
Beginning of period	789,259,018	510,850,692	332,509,647	207,228,720
End of period	$982,642,187	$789,259,018	$413,791,233	$332,509,647

Accumulated net investment income (loss)	$(21,866,322)	$7,560,626	$(10,083,105)	$2,327,720

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Statement of Changes in Net Assets

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND		STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND		STONE RIDGE U.S . VARIANCE RISK PREMIUM MASTER FUND
	PERIOD ENDED APRIL 30, 2015 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2014	PERIOD ENDED APRIL 30, 2015 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2014	PERIOD ENDED APRIL 30, 2015 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2014
OPERATIONS:
Net investment income (loss)	$(2,487,685)	$(5,423,163)	$(963,726)	$(1,987,774)	$2,157,785	$12,523,733
Net realized gain (loss) on:
Investments
Affiliated issuers	—	—	—	—	528,619	6,291,882
Unaffiliated issuers	2,567,821	4,303,089	114,721	(354,388)	—	—
Capital gain distributions from affiliated mutual funds	—	—	—	—	2,060,696	—
Options written	12,592,841	22,685,937	5,774,201	4,812,851	—	—
Futures contracts	(778,131)	363,505	(157,295)	(37,658)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,349,911	8,826,453	214,089	438,929	2,525,426	(4,243,582)
Options written	48,733	(531,282)	(481,203)	197,554	—	—
Futures contracts	—	11,423	—	—	—	—
Net increase in assets resulting from operations	13,293,490	30,235,962	4,500,787	3,069,514	7,272,526	14,572,033

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income —Class I	—	—	—	—	(1,377,018)	(7,772,921)
From net investment income —Class M	—	—	—	—	(885,252)	(4,747,401)
From net realized gain — Class I	(7,144,616)	(21,748,616)	(1,157,146)	(7,828,960)	(2,887,634)	(8,217)
From net realized gain — Class M	(2,794,610)	(8,055,151)	(137,009)	(993,911)	(2,667,930)	(5,130)
Return of Capital—Class I	—	—	—	(1,659,195)	—	—
Return of Capital—Class M	—	—	—	(196,529)	—	—
Total Distributions	(9,939,226)	(29,803,767)	(1,294,155)	(10,678,595)	(7,817,834)	(12,533,669)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	57,588,945	72,520,471	37,172,251	39,550,232	28,135,159	19,468,561
Proceeds from shares sold — Class M	3,884,191	29,927,897	2,961,679	2,882,452	7,766,214	47,399,473
Proceeds from shares issued to holders in reinvestment of dividends — Class I	2,374,141	6,750,096	323,769	2,358,212	2,008,274	4,867,401
Proceeds from shares issued to holders in reinvestment of dividends — Class M	2,668,919	7,662,137	128,099	1,080,921	2,421,687	3,594,133
Cost of shares redeemed — Class I	(97,202,902)	(39,109,608)	(50,175,649)	(20,024,586)	(83,182,349)	(7,462,187)
Cost of shares redeemed — Class M	(32,225,722)	(21,598,196)	(2,607,440)	(2,420,470)	(41,890,588)	(23,529,499)
Net increase (decrease) in net assets from capital share transactions	(62,912,428)	56,152,797	(12,197,291)	23,426,761	(84,741,603)	44,337,882
Total increase (decrease) in net assets	(59,558,164)	56,584,992	(8,990,659)	15,817,680	(85,286,911)	46,376,246

NET ASSETS:
Beginning of period	418,849,439	362,264,447	129,642,499	113,824,819	272,689,924	226,313,678
End of period	$359,291,275	$418,849,439	$120,651,840	$129,642,499	$187,403,013	$272,689,924

Accumulated net investment income (loss)	$(7,039,606)	$(4,551,921)	$(2,628,913)	$(1,665,187)	$1,089,708	$1,194,193

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Statement of Changes in Net Assets

	STONE RIDGE INTL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND		STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND
	PERIOD ENDED APRIL 30, 2015 (UNAUDITED)	PERIOD ENDED OCTOBER 31, 2014(1)	PERIOD ENDED APRIL 30, 2015 (UNAUDITED)	PERIOD ENDED OCTOBER 31, 2014(1)
OPERATIONS:
Net investment loss	$(850,389)	$(944,383)	$(437,287)	$(397,406)
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(2,668)	(1,210)	(40,553)	28,870
Options written	6,666,900	868,652	(405,946)	1,325,599
Futures contracts	173,041	300,480	—	(23,462)
Foreign currency translation	(177,866)	(153,037)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	5,045	(5,110)	87,422	31,351
Options written	(1,143,538)	180,103	(117,499)	21,794
Futures contracts	16,149	—	—	—
Foreign currency translation	195,991	(31,452)	—	—
Net increase (decrease) in assets resulting from operations	4,882,665	214,043	(913,863)	986,746

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain — Class I	(673,303)	(1,120,031)	(414,733)	(1,210,686)
From net realized gain — Class M	(185,511)	(362,331)	(39,436)	(125,341)
Return of Capital — Class I	—	(932,228)	—	(34,134)
Return of Capital — Class M	—	(302,194)	—	(3,534)
Total Distributions	(858,814)	(2,716,784)	(454,169)	(1,373,695)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	36,759,103	64,941,341	18,910,577	37,914,417
Proceeds from shares sold — Class M	2,004,653	19,994,231	1,804,651	3,740,227
Proceeds from shares issued to holders in reinvestment of dividends — Class I	558,904	2,047,435	355,515	1,240,584
Proceeds from shares issued to holders in reinvestment of dividends — Class M	179,324	639,185	31,514	96,881
Cost of shares redeemed — Class I(2)	(20,289,236)	(5,553,046)	(6,238,381)	(2,655,815)
Cost of shares redeemed — Class M(3)	(976,826)	(1,220,658)	(2,034,146)	(105,165)
Net increase in net assets from capital share transactions	18,235,922	80,848,488	12,829,730	40,231,129
Total increase in net assets	22,259,773	78,345,747	11,461,698	39,844,180

NET ASSETS:
Beginning of period	78,345,747	—	39,844,180	—
End of period	$100,605,520	$78,345,747	$51,305,878	$39,844,180

Accumulated net investment loss	$(1,931,681)	$(1,081,292)	$(819,897)	$(382,610)

(1)	Commenced operations on February 11, 2014.
(2)	Net of redemption fees of $0, $690, $0, and $465, respectively.
(3)	Net of redemption fees of $0, $512, $0, and $284, respectively.

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Statement of Changes in Net Assets

	STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND		STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND
	PERIOD ENDED APRIL 30, 2015 (UNAUDITED)	PERIOD ENDED OCTOBER 31, 2014(1)	PERIOD ENDED APRIL 30, 2015 (UNAUDITED)(2)
OPERATIONS:
Net investment income	$207,425	$827,260	$260,361
Net realized gain (loss) on:
Investments
Affiliated issuers	(39,867)	161	505,458
Unaffiliated issuers	—	—	—
Capital gains distributions from affiliated mutual funds	—	—	331,313
Net change in unrealized appreciation (depreciation) on:
Investments	525,940	(617,711)	610,748
Net increase in assets resulting from operations	693,498	209,710	1,707,880

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income — Class I	(60,161)	(136,822)	(296,465)
From net investment income — Class M	(177,417)	(454,460)	(19,134)
Return of Capital — Class I	—	(56,418)	—
Return of Capital — Class M	—	(185,845)	—
Total Distributions	(237,578)	(833,545)	(315,599)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	2,292,488	6,641,729	68,335,901
Proceeds from shares sold — Class M	1,755,068	24,937,050	8,805,500
Proceeds from shares issued to holders in reinvestment of dividends — Class I	55,948	179,400	290,653
Proceeds from shares issued to holders in reinvestment of dividends — Class M	141,815	564,960	15,370
Cost of shares redeemed — Class I(3)	(215,343)	(696,525)	(33,131,243)
Cost of shares redeemed — Class M(4)	(1,712,355)	(5,498,020)	(392,468)
Net increase in net assets from capital share transactions	2,317,621	26,128,594	43,923,713
Total increase in net assets	2,773,541	25,504,759	45,315,994

NET ASSETS:
Beginning of period	25,504,759	—	—
End of period	$28,278,300	$25,504,759	$45,315,994

Accumulated net investment income (loss)	$232,068	$262,221	$(55,238)

(1)	Commenced operations on February 11, 2014.
(2)	Commenced operations on November 14, 2014.
(3)	Net of redemption fees of $0, $0 and $11,206, respectively.
(4)	Net of redemption fees of $0, $1,074 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Statement of Cash Flows

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
	FOR THE PERIOD ENDED APRIL 30, 2015 (UNAUDITED)	FOR THE PERIOD ENDED APRIL 30, 2015 (UNAUDITED)
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$5,714,793	$3,677,084
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized gain (loss) on investments:	17,437,492	8,340,812
Amortization and accretion of premium and discount	673,689	351,132
Changes in assets and liabilities:
Foreign currency	(8,016,938)	(1,313,547)
Variation margin on futures contracts	132,000	(13,593)
Receivable for investments sold	(15,452,843)	(5,645,334)
Dividends and Interest receivable	(1,703,886)	(712,058)
Other assets	(62,211)	(55,081)
Payable to Investment Adviser	211,504	88,860
Payable for investments purchased	24,687,802	26,194,439
Payable to Trustees	11,874	5,091
Payable to Custodian	7,239	25,417
Accrued distribution fees	(21,257)	(10,706)
Payable for Chief Compliance Officer compensation	(49)	(49)
Accrued expenses and other liabilities	(17,055)	(20,095)
Purchases of investments	(269,442,405)	(122,752,833)
Proceeds from sale of investments	103,678,559	42,754,672
Net purchases and sales of short-term investments	(43,029,411)	(27,983,843)
Net cash used in operating activities	(185,191,103)	(77,069,632)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	336,606,477	128,105,143
Payment on shares redeemed	(141,564,909)	(48,404,135)
Cash distributions to shareholders	(8,250,654)	(2,399,384)
Net cash provided by financing activities	186,790,914	77,301,624
Net increase (decrease) in cash	1,599,811	231,992
Cash, beginning of period	144,750	—
Cash, end of period	$1,744,561	$231,992

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Financial Highlights	April 30, 2015

	PER SHARE DATA:
	Income from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(2)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations
STONE RIDGE REINSURANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2015 (Unaudited)	$10.69	0.28	(0.20)	0.08
Year Ended October 31, 2014	$10.36	0.53	0.31	0.84
Period Ended October 31, 2013(1)	$10.00	0.13	0.32	0.45
STONE RIDGE REINSURANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2015 (Unaudited)	$10.69	0.25	(0.18)	0.07
Year Ended October 31, 2014	$10.37	0.51	0.31	0.82
Period Ended October 31, 2013(1)	$10.00	0.12	0.33	0.45
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2015 (Unaudited)	$10.75	0.32	(0.22)	(0.10)
Year Ended October 31, 2014	$10.41	0.58	0.37	0.95
Period Ended October 31, 2013(1)	$10.00	0.20	0.35	0.55
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2015 (Unaudited)	$10.75	0.29	(0.19)	(0.10)
Year Ended October 31, 2014	$10.41	0.56	0.37	0.93
Period Ended October 31, 2013(1)	$10.00	0.18	0.36	0.54
(1)	The Fund commenced operations on February 1, 2013.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying footnotes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Financial Highlights	April 30, 2015

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

(0.73)	—	(0.73)	$10.04	0.74	%(3)	$773,108	1.65	%(4)	N/A		5.51	%(4)	N/A		11.66	%(3)
(0.51)	—	(0.51)	$10.69	8.39%		$557,255	1.71%		1.72%		5.07%		5.06%		16.13%
(0.09)	—	(0.09)	$10.36	4.53	%(3)	$360,434	1.86	%(4)	1.87	%(4)	1.76	%(4)	1.75	%(4)	11.38	%(3)

(0.72)	—	(0.72)	$10.04	0.66	%(3)	$209,534	1.80	%(4)	N/A		4.98	%(4)	N/A		11.66	%(3)
(0.50)	—	(0.50)	$10.69	8.18%		$232,004	1.85%		1.86%		4.95%		4.94%		16.13%
(0.08)	—	(0.08)	$10.37	4.48	%(3)	$150,416	2.01	%(4)	2.02	%(4)	1.56	%(4)	1.55	%(4)	11.38	%(3)

(0.78)	—	(0.78)	$10.07	1.01	%(3)	$354,225	1.70	%(4)	N/A		6.40	%(4)	N/A		11.40	%(3)
(0.61)	—	(0.61)	$10.75	9.44%		$259,515	1.78%		1.80%		5.58%		5.56%		15.79%
(0.14)	—	(0.14)	$10.41	5.58	%(3)	$145,995	1.95	%(4)	1.94	%(4)	2.66	%(4)	2.67	%(4)	12.82	%(3)

(0.78)	—	(0.78)	$10.07	0.93	%(3)	$59,567	1.85	%(4)	N/A		5.78	%(4)	N/A		11.40	%(3)
(0.59)	—	(0.59)	$10.75	9.33%		$72,995	1.93%		1.95%		5.42%		5.40%		15.79%
(0.13)	—	(0.13)	$10.41	5.43	%(3)	$61,234	2.11	%(4)	2.10	%(4)	2.47	%(4)	2.48	%(4)	12.82	%(3)

The accompanying footnotes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Financial Highlights	April 30, 2015

	PER SHARE DATA:
	Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(3)	Net Realized and Unrealized Gains on Investments		Total from Investment Operations
STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2015 (Unaudited)	$10.50	(0.06)	0.42		0.36
Year Ended October 31, 2014	$10.48	(0.14)	0.94		0.80
Period Ended October 31, 2013(1)	$10.00	(0.07)	0.80		0.73
STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2015 (Unaudited)	$10.47	(0.07)	0.42		0.35
Year Ended October 31, 2014	$10.47	(0.15)	0.93		0.78
Period Ended October 31, 2013(1)	$10.00	(0.07)	0.79		0.72
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2015 (Unaudited)	$10.04	(0.07)	0.42		0.35
Year Ended October 31, 2014	$10.65	(0.16)	0.45		0.29
Period Ended October 31, 2013(1)	$10.00	(0.09)	0.99		0.90
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2015 (Unaudited)	$10.01	(0.08)	0.43		0.35
Year Ended October 31, 2014	$10.64	(0.17)	0.44		0.27
Period Ended October 31, 2013(1)	$10.00	(0.10)	0.99		0.89
STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND—CLASS I
Period Ended April 30, 2015 (Unaudited)	$10.50	0.11 (4)	0.23	(4)	0.34	(4)
Year Ended October 31, 2014	$10.40	0.51 (4)	0.10	(4)	0.61	(4)
Period Ended October 31, 2013(2)	$10.00	0.24 (4)	0.39	(4)	0.63	(4)
STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND—CLASS M
Period Ended April 30, 2015 (Unaudited)	$10.50	0.10 (4)	0.23	(4)	0.33	(4)
Year Ended October 31, 2014	$10.40	0.51 (4)	0.09	(4)	0.60	(4)
Period Ended October 31, 2013(2)	$10.00	0.24 (4)	0.39	(4)	0.63	(4)
(1)	The Fund commenced operations on May 1, 2013.
(2)	The Fund commenced operations on May 22, 2013.
(3)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(4)	Per share amounts only include income and expenses of the U.S. Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Not annualized.
(6)	Annualized.

The accompanying footnotes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Financial Highlights	April 30, 2015

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	(0.26)	—	(0.26)	$10.60	3.49	%(5)	$271,058	1.55	%(6)	N/A		(1.25	%)(6)	N/A		7.58	%(5)
—	(0.78)	—	(0.78)	$10.50	7.95%		$305,504	1.62%		1.64%		(1.27%)		(1.29%)		97.63%
—	(0.25)	—	(0.25)	$10.48	7.35	%(5)	$264,883	1.65	%(6)	1.59	%(6)	(1.42	%)(6)	(1.36	%)(6)	56.76	%(5)

—	(0.26)	—	(0.26)	$10.56	3.40	%(5)	$88,234	1.70	%(6)	N/A		(1.40	%)(6)	N/A		7.58	%(5)
—	(0.78)	—	(0.78)	$10.47	7.76%		$113,345	1.77%		1.79%		(1.42%)		(1.44%)		97.63%
—	(0.25)	—	(0.25)	$10.47	7.25	%(5)	$97,381	1.80	%(6)	1.74	%(6)	(1.57	%)(6)	(1.51	%)(6)	56.76	%(5)

—	(0.10)	—	(0.10)	$10.29	3.52	%(5)	$105,896	1.54	%(6)	N/A		(1.48	%)(6)	N/A		0.00	%(5)
—	(0.75)	(0.15)	(0.90)	$10.04	2.85%		$115,717	1.60%		1.62%		(1.54%)		(1.56%)		34.92%
—	(0.25)	—	(0.25)	$10.65	9.09	%(5)	$100,579	1.80	%(6)	1.75	%(6)	(1.76	%)(6)	(1.71	%)(6)	33.66	%(5)

—	(0.10)	—	(0.10)	$10.26	3.53	%(5)	$14,756	1.69	%(6)	N/A		(1.62	%)(6)	N/A		0.00	%(5)
—	(0.75)	(0.15)	(0.90)	$10.01	2.65%		$13,925	1.75%		1.77%		(1.69%)		(1.71%)		34.92%
—	(0.25)	—	(0.25)	$10.64	8.99	%(5)	$13,246	1.95	%(6)	1.90	%(6)	(1.91	%)(6)	(1.86	%)(6)	33.66	%(5)

(0.10)	(0.29)	—	(0.39)	$10.45	3.73	%(5)	$111,646	0.11	%(6)	N/A		2.24	%(6)	N/A		7.70	%(5)
(0.51)	—	—	(0.51)	$10.50	6.02%		$164,687	0.13%		N/A		4.91%		N/A		6.46%
(0.23)	—	—	(0.23)	$10.40	6.42	%(5)	$146,296	0.26	%(6)	N/A		5.29	%(6)	N/A		0.62	%(5)

(0.10)	(0.29)	—	(0.39)	$10.44	3.59	%(5)	$75,757	0.26	%(6)	N/A		1.94	%(6)	N/A		7.70	%(5)
(0.50)	—	—	(0.50)	$10.50	5.88%		$108,003	0.28%		N/A		4.82%		N/A		6.46%
(0.23)	—	—	(0.23)	$10.40	6.36	%(5)	$80,018	0.41	%(6)	N/A		5.37	%(6)	N/A		0.62	%(5)

The accompanying footnotes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Financial Highlights	April 30, 2015

	PER SHARE DATA:
	Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(3)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Operations
STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2015 (Unaudited)	$9.70	(0.08)	0.58		0.50
Period Ended October 31, 2014(1)	$10.00	(0.12)	0.17		0.05	(6)
STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2015 (Unaudited)	$9.69	(0.09)	0.58		0.49
Period Ended October 31, 2014(1)	$10.00	(0.13)	0.17		0.04	(6)
STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2015 (Unaudited)	$9.95	(0.08)	(0.12)		(0.20)
Period Ended October 31, 2014(1)	$10.00	(0.11)	0.40		0.29	(6)
STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2015 (Unaudited)	$9.94	(0.09)	(0.11)		(0.20	)(6)
Period Ended October 31, 2014(1)	$10.00	(0.12)	0.41		0.29
STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND—CLASS I
Period Ended April 30, 2015 (Unaudited)	$9.76	0.07 (4)	0.18	(4)	0.25	(4)
Period Ended October 31, 2014(1)	$10.00	0.34 (4)	(0.24	)(4)	0.09	(4)
STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND—CLASS M
Period Ended April 30, 2015 (Unaudited)	$9.76	0.08 (4)	0.17	(4)	0.25	(4)
Period Ended October 31, 2014(1)	$10.00	0.32 (4)	(0.24	)(4)	0.07	(4)(6)
STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND—CLASS I
Period Ended April 30, 2015 (Unaudited)(2)	$10.00	0.04 (5)	0.17	(5)	0.21	(5)(6)
STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND—CLASS M
Period Ended April 30, 2015 (Unaudited)(2)	$10.00	0.02 (5)	0.18	(5)	0.20	(5)
(1)	The Fund commenced operations on February 11, 2014.
(2)	The Fund commenced operations on November 14, 2014.
(3)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(4)	Per share amounts only include income and expenses of the International Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Per share amounts only include income and expenses of the U.S. Global Equity Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(6)	Includes redemption fees of less than $0.01 per share.
(7)	Not annualized.
(8)	Annualized.

The accompanying footnotes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Financial Highlights	April 30, 2015

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	(0.10)	—	(0.10)	$10.10	5.17	%(7)	$79,810	1.65	%(8)	1.76	%(8)	(1.59	)%(8)	(1.70	%)(8)	95.21	%(7)
—	(0.19)	(0.16)	(0.35)	$9.70	0.47	%(7)	$59,551	2.16	%(8)	1.75	%(8)	(2.12	%)(8)	(1.71	%)(8)	70.35	%(7)

—	(0.10)	—	(0.10)	$10.08	5.07	%(7)	$20,796	1.80	%(8)	1.91	%(8)	(1.75	)%(8)	(1.86	%)(8)	95.21	%(7)
—	(0.19)	(0.16)	(0.35)	$9.69	0.36	%(7)	$18,795	2.35	%(8)	1.90	%(8)	(2.31	%)(8)	(1.86	%)(8)	70.35	%(7)

—	(0.10)	—	(0.10)	$9.65	(2.04	%)(7)	$47,945	1.98	%(8)	1.80	%(8)	(1.87	%)(8)	(1.69	%)(8)	102.31	%(7)
—	(0.34)	(0.01)	(0.35)	$9.95	3.05	%(7)	$36,142	2.41	%(8)	1.80	%(8)	(2.07	%)(8)	(1.46	%)(8)	229.94	%(7)

—	(0.10)	—	(0.10)	$9.64	(2.04	%)(7)	$3,361	2.13	%(8)	1.95	%(8)	(2.03	%)(8)	(1.85	%)(8)	102.31	%(7)
—	(0.34)	(0.01)	(0.35)	$9.94	2.95	%(7)	$3,702	2.84	%(8)	1.95	%(8)	(2.50	%)(8)	(1.61	%)(8)	229.94	%(7)

(0.09)	—	—	(0.09)	$9.92	2.61	%(7)	$8,263	0.53	%(8)	0.25	%(8)	1.24	%(8)	1.52	%(8)	4.87	%(7)
(0.24)	—	(0.10)	(0.34)	$9.76	0.92	%(7)	$5,971	0.82	%(8)	0.25	%(8)	4.20	%(8)	4.77	%(8)	21.41	%(7)

(0.09)	—	—	(0.09)	$9.92	2.57	%(7)	$20,015	0.69	%(8)	0.40	%(8)	1.29	%(8)	1.58	%(8)	4.87	%(7)
(0.22)	—	(0.10)	(0.32)	$9.76	0.82	%(7)	$19,533	0.98	%(8)	0.40	%(8)	3.93	%(8)	4.51	%(8)	21.41	%(7)

(0.05)	—	—	(0.05)	$10.16	2.07	%(7)	$36,729	0.32	%(8)	0.25	%(8)	0.83	%(8)	0.90	%(8)	48.29	%(7)

(0.04)	—	—	(0.04)	$10.16	2.05	%(7)	$8,587	0.50	%(8)	0.40	%(8)	0.33	%(8)	0.43	%(8)	48.29	%(7)

The accompanying footnotes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

1. Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of April 30, 2015, the Trust consisted of nine non-diversified series (the “Funds”): the Stone Ridge Reinsurance Risk Premium Fund (the “Reinsurance Fund”), the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Fund”, together with the Reinsurance Fund the “Reinsurance Funds”), the Stone Ridge U.S. Large Cap Variance Risk Premium Fund (the “U.S. Large Cap VRP Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”, together with the U.S. VRP Fund, the “U.S. VRP Funds”), the Stone Ridge U.S. Variance Risk Premium Master Fund (formerly the Stone Ridge U.S. Master Variance Risk Premium Fund) (the “U.S. VRP Master Fund”, together with the U.S. VRP Funds, the “U.S. VRP Portfolio of Funds”), the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “International Developed Markets VRP Fund”), the Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Emerging Markets VRP Fund”, together with the International Developed Markets VRP Fund, the “International VRP Funds”), the Stone Ridge International Variance Risk Premium Master Fund (formerly the Stone Ridge International Master Variance Risk Premium Fund) (the “International VRP Master Fund”) and the Stone Ridge Global Equity Variance Risk Premium Master Fund (the “Global Equity VRP Master Fund”, together with the International VRP Funds and the “International VRP Master Fund”, the “International VRP Portfolio of Funds”). The U.S. Large Cap VRP Fund was formerly the Stone Ridge U.S. Variance Risk Premium Fund. The name change and corresponding change in investment policy were effective February 28, 2015. The Reinsurance Funds commenced operations on February 1, 2013. The U.S. VRP Funds commenced operations on May 1, 2013. The U.S. VRP Master Fund commenced operations on May 22, 2013. The International VRP Portfolio of Funds commenced operations on February 11, 2014. The Global Equity VRP Master Fund commenced operations on November 14, 2014. The Funds each offer two classes of shares to investors: Class I shares, with no front-end or back-end sales charges, and no 12b-1 fees; and the Class M Shares, with no front-end or back-end sales charges, and a 0.15% 12b-1 fee. The Reinsurance Funds, the U.S. VRP Funds, and the VRP Master Fund do not charge redemption fees. The International VRP Portfolio of Funds did charge redemption fees, but the redemption fees were discontinued effective February 28, 2015. There are an unlimited number of authorized shares.

The investment objective of The Reinsurance Funds is to seek a high level of total return consisting of income and capital appreciation. The Reinsurance Funds seek to achieve this objective by investing in event-linked bonds, Quota Share Notes and, to a lesser extent, event-linked swaps, equity securities and derivatives of equity securities of companies in the reinsurance industry. The investment objective of the U.S. VRP Portfolio of Funds is long-term capital appreciation. The U.S. Large Cap VRP Fund seeks to achieve this investment objective by creating exposure to U.S. securities through writing (selling) call and put options on those equities. The U.S. Small Cap VRP Fund seeks to achieve this investment objective by creating exposure to U.S. small-cap securities by writing (selling) call and put options on U.S. small cap securities. The U.S. VRP Master Fund seeks to achieve its investment objective by investing in the U.S. VRP Funds. The investment objective of the International VRP Portfolio of Funds is long-term appreciation. The International Developed Markets VRP Fund seeks to achieve this objective by writing (selling) call and put options related to Developed Markets securities. The Emerging Markets VRP Fund seeks to achieve this objective by writing (selling) call and put options related to Emerging Markets securities. The International VRP Master Fund seeks to achieve its investment objective by investing in the International VRP Funds. The Global Equity VRP Master Fund seeks to achieve its investment objective by investing in the International VRP Funds and the U.S. VRP Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Funds’ shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

asked prices. Non-exchange traded equity securities are valued at the mean price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Debt securities with a remaining maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

Event-linked bonds (catastrophe bonds) are valued using average firm bids from at least two independent brokers or at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide two independent broker firm bids or a market maker firm bid for event-linked bonds the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Adviser Valuation Committee (the “Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board) determines that the indicative price or firm bid is reasonable. The Committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Adviser Valuation Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Event-linked bonds are valued on a weekly basis and on the last business day of each month. The Adviser monitors event-linked bonds daily for significant events that could affect the value of these investments.

Participation Notes and Preference Shares (“Quota Shares”) and private fund units are valued using at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide a market maker firm bid for Quota Shares, the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Adviser Valuation Committee determines that the indicative price or firm bid is reasonable. The committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Adviser Valuation Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Adviser Valuation Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Quota shares and private fund units are valued on a weekly basis and on the last business day of each month. The Adviser monitors Quota Shares and private fund units daily for significant events that could affect the value of these investments.

If market values are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board (“fair value pricing”). In these circumstances, the Funds determine fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate as further described below. The Committee has the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. For purposes of determining fair value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including, without limitation: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service; (vii) a single broker’s (or insurance company’s) quote; (viii) recent primary and/or secondary market transactions that the Funds believe to be comparable; (ix) modeling or development of events; or (x) any combination of the above. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

Domestic exchange-traded options are generally valued at the mean of their highest bid and lowest ask, taken across all exchanges where the options are traded. Over the counter domestic options not traded on an exchange are valued at the mean of the bid and asked quotations. Foreign options are valued at the settlement price on the exchange on which they are primarily traded.

Trading in securities on non-North American securities exchanges normally is completed before the calculation of the Funds’ NAV. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Funds may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Funds’ NAV. Events affecting the value of such securities held by the Funds that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Funds’ calculation of the NAV. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Trustees.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds will monitor the index futures market associated with that foreign country. If the index futures, which are continuously traded, fluctuate by more than a predetermined range between the time of the closing of the equity or options exchange and the closing of the NYSE, the Funds may use fair valuation in accordance with the procedures approved by the Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following tables summarize the inputs used to value the Funds’ investments as of April 30, 2015.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Stone Ridge Reinsurance Risk Premium Fund
Assets
Event-Linked Bonds
Europe	$—	$9,432,174	$—	$9,432,174
Global	—	223,010,451	15,354,034	238,364,485
Japan	—	31,544,664	—	31,544,664
Mexico	—	8,717,534	—	8,717,534
Turkey	—	17,974,800	—	17,974,800
United States	—	477,229,940	4,092,040	481,321,980
Total Event-Linked Bonds	—	767,909,563	19,446,074	787,355,637
Participation Notes (Quota Shares) (1)	—	—	80,587,744	80,587,744
Preference Shares (Quota Shares) (1)	—	—	62,181,703	62,181,703
Money Market Funds	47,479,181	—	—	47,479,181

Total Assets	$47,479,181	$767,909,563	$162,215,521	$977,604,265
Other Financial Instruments*
Futures	$(1,370,135)	$—	$—	$(1,370,135)

Total	$(1,370,135)	$—	$—	$(1,370,135)

Stone Ridge High Yield Reinsurance Risk Premium Fund
Assets
Event-Linked Bonds
Global	$—	$86,263,415	$12,540,770	$98,804,185
Mexico	—	6,461,665	—	6,461,665
United States	—	227,791,799	1,521,320	229,313,119
Total Event-Linked Bonds	—	320,516,879	14,062,090	334,578,969
Participation Notes (Quota Shares) (1)	—	—	39,643,431	39,643,431
Preference Shares (Quota Shares) (1)	—	—	25,570,810	25,570,810
Money Market Funds	30,779,447	—	—	30,779,447

Total Assets	$30,779,447	$320,516,879	$79,276,331	$430,572,657
Other Financial Instruments*
Futures	$(58,641)	$—	$—	$(58,641)

Total	$(58,641)	$—	$—	$(58,641)

Stone Ridge U.S. Large Cap Variance Risk Premium Fund
Assets
Common Stocks (1)	$61,226,805	$—	$—	$61,226,805
Contingent Value Rights (1)	—	—	5,744	5,744
Real Estate Investment Trusts (1)	1,210,095	—	—	1,210,095
Closed-End Mutual Funds (1)	12,072	—	—	12,072
Rights (1)	16	—	—	16
Money Market Funds	227,473	—	—	227,473
U.S. Treasury Bills	—	298,298,117	—	298,298,117

Total Assets	$62,676,461	$298,298,117	$5,744	$360,980,322
Liabilities
Written Options	$—	$977,734	$—	$977,734

Total Liabilities	$—	$977,734	$—	$977,734

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Assets
Common Stocks (1)	$3,647,782	$—	$—	$3,647,782
Contingent Value Rights (1)	—	—	11,689	11,689
Money Market Funds	147,985	—	—	147,985
U.S. Treasury Bills	—	118,429,150	—	118,429,150

Total Assets	$3,795,767	$118,429,150	$11,689	$122,236,606
Liabilities
Written Options	$—	$1,355,966	$—	$1,355,966

Total Liabilities	$—	$1,355,966	$—	$1,355,966

Stone Ridge U.S. Variance Risk Premium Master Fund (2)
Assets
Investment Companies—Open End	$187,384,449	$—	$—	$187,384,449
Money Market Funds	207,380			207,380

Total Assets	$187,591,829	$—	$—	$187,591,829

Stone Ridge International Developed Markets Variance Risk Premium Fund
Assets
Common Stocks (1)	$837,013	$—	$—	$837,013
Money Market Funds	66,033,764	—		66,033,764
U.S. Treasury Bills	—	24,999,838	—	24,999,838

Total Assets	$66,870,777	$24,999,838	$—	$91,870,615
Liabilities
Written Options	$2,545,839	$270	$—	$2,546,109

Total Liabilities	$2,545,839	$270	$—	$2,546,109
Other Financial Instruments*
Futures	$16,149	$—	$—	$16,149

Total	$16,149	$—	$—	$16,149

Stone Ridge Emerging Markets Variance Risk Premium Fund (2)
Assets
Common Stocks (1)	$871,893	$—	$—	$871,893
Preferred Stock (1)	21,936	—	—	21,936
Money Market Funds	45,670	—	—	45,670
U.S. Treasury Bills	—	51,049,664	—	51,049,664

Total Assets	$939,499	$51,049,664	$—	$51,989,163
Liabilities
Written Options	$—	$594,839	$—	$594,839

Total Liabilities	$—	$594,839	$—	$594,839

Stone Ridge International Variance Risk Premium Master Fund (2)
Assets
Investment Companies—Open End	$28,047,285	$—	$—	$28,047,285
Money Market Funds	333,093	—		333,093

Total Assets	$28,380,378	$—	$—	$28,380,378

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Stone Ridge Global Equity Variance Risk Premium Master Fund (2)
Assets
Investment Companies—Open End	$44,916,206	$—	$—	$44,916,206
Money Market Funds	387,675	—		387,675

Total Assets	$45,303,881	$—	$—	$45,303,881

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)	The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended April 30, 2015, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	STONE RIDGE REINSURANCE RISK PREMIUM FUND			STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
	EVENT- LINKED BONDS	PARTICIPATION NOTES (QUOTA SHARES)	PREFERENCE SHARES (QUOTA SHARES)	EVENT- LINKED BONDS	PARTICIPATION NOTES (QUOTA SHARES)	PREFERENCE SHARES (QUOTA SHARES)
Beginning Balance—November 1, 2014	$4,386,608	$97,064,639	$50,275,537	$1,716,468	$42,288,327	$24,526,978
Acquisitions	15,303,000	44,415,677	17,065,992	12,567,000	19,658,502	4,528,332
Dispositions	(304,656)	(59,562,071)	(4,616,574)	(275,280)	(21,250,266)	(2,872,191)
Realized gains	—	—	415,923	—	—	138,641
Realized losses	—	(142,272)	—	—	(56,710)	—
Return of Capital	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	61,122	(1,188,229)	(959,175)	53,902	(996,422)	(750,950)
Transfers in/(out) of Level 3	—	—	—	—	—	—
Ending Balance—April 30, 2015	$19,446,074	$80,587,744	$62,181,703	$14,062,090	$39,643,431	$25,570,810

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND		STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND
	CONTINGENT VALUE RIGHTS		CONTINGENT VALUE RIGHTS	OPTIONS
Beginning Balance—November 1, 2014	$—		$11,689	$(110,752)
Acquisitions	5,744	(1)	—	146,861
Dispositions	—		—	—
Realized gains	—		—	140,029
Realized losses	—		—	—
Return of Capital	—		—	—
Change in unrealized appreciation (depreciation)	—		—	(176,138)
Transfers in/(out) of Level 3	—		—	—
Ending Balance—April 30, 2015	$5,744		$11,689	$—

(1)	Level 3 securities were acquired in a rights issuance to holders of the companies’ common stock.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

The change in unrealized appreciation (depreciation) on positions still held in the Reinsurance Risk Premium Fund, High Yield Reinsurance Risk Premium Fund, U.S. Large Cap Variance Risk Premium Fund and U.S. Small Cap Variance Risk Premium Fund were $(4,720,497), $(2,856,329), $0 and $0, respectively.

Unobservable inputs included original transaction price, losses from severe weather events, and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads. Quota Shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2015.

Reinsurance Risk Premium Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/15	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Participation Notes (Quota Shares)	Financial Services	$43,676,310	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.3MM-$5.8MM $0.7MM-$9.8MM	$3.7MM $6.4MM

Preference Shares (Quota Shares)	Financial Services	$30,697,470	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.4MM-$4.1MM $0.9MM-$5.7MM	$1.6MM $3.0MM

Event Linked Bonds	Financial Services	$ 2,609,000	Priced at cost	Cost:	$2.6MM	$2.6MM

High Yield Reinsurance Risk Premium Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/15	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Participation Notes (Quota Shares)	Financial Services	$24,767,894	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.1MM-$3.6MM $0.3MM-$6.0MM	$2.4MM $4.1MM

Preference Shares (Quota Shares)	Financial Services	$14,152,266	Insurance industry loss model	Estimated Losses: Estimated Premium Earned:	$0.1MM-$0.5MM $0.3MM-$1.5MM	$0.4MM $0.7MM

Event Linked Bonds	Financial Services	$ 1,097,000	Priced at cost	Cost:	$1.1MM	$1.1MM

The level 3 securities held in the Reinsurance Risk Premium Fund and the High Yield Reinsurance Risk Premium Fund not listed above were priced using an indicative bid.

Derivative Transactions — The Reinsurance Risk Premium Fund, High Yield Reinsurance Risk Premium Fund, U.S. VRP Funds and the International VRP Funds engaged in derivatives and hedging activities during the period ended April 30, 2015. The use of derivatives included options and futures contracts. Further information regarding derivative activity for each Fund can be found in the Schedule of Investments.

Futures Contracts — The Reinsurance Risk Premium Fund, High Yield Reinsurance Risk Premium Fund, U.S. VRP Funds and the International VRP Funds may purchase and sell futures contracts. The Reinsurance Risk Premium Fund, High Yield Reinsurance Risk Premium Fund, and the International Developed Markets VRP Fund held futures contracts during the period ended April 30, 2015. The International Developed Markets VRP Fund use futures contracts to maintain appropriate equity market exposure. The Reinsurance Risk Premium Fund and High Yield Reinsurance Risk Premium Fund uses futures contracts to hedge the currency exposure of assets denominated in foreign currencies. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically- settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended April 30, 2015, were as follows:

	Reinsurance Risk Premium Fund	High Yield Reinsurance Risk Premium Fund	U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund	International Developed Markets VRP Fund
Long futures contracts
Equity index contracts	$ —	$—	$—	$—	$—
Total long futures contracts	$ —	$—	$—	$—	$—
Short futures contracts
Foreign exchange contracts	$ 6,028,357	$172,832	$—	$—	$—
Equity index contracts	—	—	1,107,823	—	1,033,083
U.S. Treasury contracts	11,039,406	7,558,855	—	—	—
Total short futures contracts	$17,067,763	$7,731,687	$1,107,823	$—	$1,033,083

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. VRP Funds and the International VRP Funds wrote call or put options during the period ended April 30, 2015. The Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

The U.S. VRP Funds and the International VRP Funds engaged in options during the period ended April 30, 2015. The average market values of written options for the period ended April 30, 2015, were as follows:

	U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND	EMERGING MARKETS VRP FUND
Written Options	$1,531,294	$947,273	$1,287,126	$507,932

Transactions in purchased options during the period ended April 30, 2015 were as follows:

EMERGING MARKETS VARIANCE RISK PREMIUM FUND
Put Options	NOTIONAL AMOUNT	CONTRACTS
Outstanding, Beginning of period	$—	—
Options purchased	3,082,800	734
Options terminated in closing transactions	—	—
Options exercised	—	—
Options expired	(3,082,800)	(734)

Outstanding, end of period	$—	—

The U.S. Large Cap Variance Risk Premium Fund, U.S. Small Cap Variance Risk Premium Fund and International Developed Markets Variance Risk Premium Fund did not transact in purchased options during the period ended April 30, 2015.

Transactions in options written during the period ended April 30, 2015 were as follows:

	U.S. LARGE CAP VARIANCE RISK PREMIUM FUND		U.S. SMALL CAP VARIANCE RISK PREMIUM FUND
Call Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, Beginning of period	2,909	$80,422	35	$4,023
Options written	82,637	1,839,951	785	129,636
Options terminated in closing transactions	(8,260)	(360,536)	(36)	(3,710)
Options exercised	(3,304)	(148,271)	(68)	(13,852)
Options expired	(71,004)	(1,351,017)	(682)	(111,509)

Outstanding, end of period	2,978	$60,549	34	$4,588

	INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND		EMERGING MARKETS VARIANCE RISK PREMIUM FUND
Call Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, Beginning of period	15	$259	4	$40
Options written	1,643	42,638	3,583	60,145
Options terminated in closing transactions	(97)	(29,243)	(970)	(39,838)
Options exercised	(162)	(1,978)	(363)	(2,734)
Options expired	(1,367)	(11,455)	(2,156)	(16,788)

Outstanding, end of period	32	$221	98	$825

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

	U.S. LARGE CAP VARIANCE RISK PREMIUM FUND		U.S. SMALL CAP VARIANCE RISK PREMIUM FUND
Put Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, Beginning of period	1,589	$1,870,244	1,040	$931,337
Options written	100,769	112,182,074	63,907	51,323,558
Options terminated in closing transactions	(87,726)	(102,495,123)	(55,291)	(46,544,148)
Options exercised	(2,678)	(2,274,784)	(2,208)	(1,122,013)
Options expired	(10,634)	(8,068,585)	(6,528)	(3,438,439)

Outstanding, end of period	1,320	$1,213,826	920	$1,150,295

	INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND		EMERGING MARKETS VARIANCE RISK PREMIUM FUND
Put Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, Beginning of period	1,077	$880,460	9,023	$305,488
Options written	55,498	33,243,778	417,654	14,763,468
Options terminated in closing transactions	(42,326)	(28,557,791)	(318,087)	(11,764,998)
Options exercised	(1,390)	(354,629)	(222)	(8,721)
Options expired	(11,543)	(3,628,046)	(97,214)	(2,796,928)

Outstanding, end of period	1,316	$1,583,772	11,154	$498,309

Balance Sheet — Values of Derivatives at April 30, 2015

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE

U.S. Large Cap VRP Fund
	N/A	N/A	Options written, at Fair Value	$977,734

Total		$—		$977,734

U.S. Small Cap VRP Fund
	N/A	N/A	Options written, at Fair Value	$1,355,966

Total		$—		$1,355,966

International Developed Markets VRP Fund
	N/A	N/A	Options written, at Fair Value	$2,546,109

		N/A	Variation margin on futures contracts	148,448

Total		$—		$2,694,557

Emerging Markets VRP Fund

	N/A	N/A	Options written, at Fair Value	$594,839

Total		$—		$594,839

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended April 30, 2015

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FOREIGN EXCHANGE FUTURES CONTRACTS	EQUITY INDEX FUTURES CONTRACTS	U.S. TREASURY FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
Reinsurance Risk Premium Fund	$408,922	$—	$(129,444)	$—	$—	$279,478
High Yield Reinsurance Funds	(21,631)	—	(145,663)	—	—	(167,294)
U.S. Large Cap Variance Risk Premium Fund	—	(778,131)	—	—	12,592,841	11,814,710
U.S. Small Cap Variance Risk Premium Fund	—	(157,295)	—	—	5,774,201	5,616,906
International Developed Markets Variance Risk Premium Fund	—	173,041	—	—	6,666,900	6,839,941
Emerging Markets Variance Risk Premium Fund	—	—	—	(994)	(404,952)	(405,946)

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FOREIGN EXCHANGE FUTURES CONTRACTS	EQUITY INDEX FUTURES CONTRACTS	U.S. TREASURY FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
Reinsurance Risk Premium Fund	$(1,603,758)	$—	$(64,708)	$—	$—	$(1,668,466)
High Yield Reinsurance Funds	—	—	(58,641)	—	—	(58,641)
U.S. Large Cap Variance Risk Premium Fund	—	—	—	—	48,733	48,733
U.S. Small Cap Variance Risk Premium Fund	—	—	—	—	(481,203)	(481,203)
International Developed Markets Variance Risk Premium Fund	—	16,149	—	—	(1,143,538)	(1,127,389)
Emerging Markets Variance Risk Premium Fund	—	—	—	—	(117,499)	(117,499)

(b) Offsetting on the Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclosure both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. These agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Funds adopted the disclosure requirement on netting for the current reporting period. The Funds are not subject to any Master Netting Arrangements, therefore, no additional disclosure is required.

(c) Use of Estimates The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

(d) Indemnifications In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

(e) Federal Income Taxes The Funds intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Funds may lose all or a portion of its principal and forgo additional interest payments. In this regard, event-linked bonds typically have a special condition that states that if the issuer (i.e., an insurance or reinsurance company) suffers a loss from a particular pre-defined catastrophe, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if a Fund holds a bond which covers an insurer’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such insurer, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond. The Funds may invest in event-linked bonds directly or indirectly through certain instruments. Event-linked swaps are derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events include hurricanes, earthquakes and weather-related phenomena.

(g) Quota Shares Quota shares are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(h) Distributions to Shareholders The Funds intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Funds each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles.

(i) Foreign Securities and Currency Transactions The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized gains on currency translation and change in unrealized appreciation on foreign currency related items on the Funds’ statement of operations.

The Reinsurance Funds may invest in event-linked securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of event-linked security issuers are domiciled outside the United States, the Reinsurance Funds will normally invest significant amounts of their assets in non-U.S. entities. Certain SPVs in which the Funds invest may be sponsored by non-U.S. ceding insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

loss, for example due to less stringent underwriting and/or risk-retention requirements. The Reinsurance Funds’ investments consist primarily of event-linked bonds which provide the Reinsurance Funds with contractual rights under the terms of the bond issuance. While the contractual rights of event-linked bonds issued are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Reinsurance Funds’ assets.

The International VRP Funds invest primarily in foreign issued securities. Investments in foreign (non-U.S.) issuers involve risks not generally associated with investment in the securities of the U.S. companies, including risks relating to political, social and economic developments affecting issuers located in foreign countries and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currency exchange rates and regulations, or foreign withholding taxes. Investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of the U.S. issuers.

If the Funds invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Funds are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(j) Allocation of Income, Expenses, Gains/Losses Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.

(k) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day.

(l) Restricted Securities The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid.

(m) REIT Distributions The character of distributions received from real estate investment trusts (“REITs”) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusted related investment cost basis, capital gains and income, as necessary.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Funds have elected to be taxed as Regulated Investment Companies and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

shareholders for tax purposes. Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or net asset value per share.

For the period ended October 31, 2014, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
Reinsurance Risk Premium Fund	$3,163,983	$(3,163,983)	$—
High Yield Reinsurance Risk Premium Fund	1,175,555	(1,175,555)	—
U.S. Large Cap VRP Fund	871,242	(871,242)	—
U.S. Small Cap VRP Fund	322,587	(322,587)	—
U.S. VRP Master Fund	1,190,782	(1,190,782)	—
International Developed Markets VRP Fund	(136,909)	153,037	(16,128)
Emerging Markets VRP Fund	14,796	—	(14,796)
International VRP Master Fund	26,243	(17,054)	(9,189)

These differences primarily relate to foreign currency gains/losses, investments in passive foreign investment companies (“PFICs”), 1256 options contracts, and REIT adjustments and net operating losses.

As of October 31, 2014, the components of accumulated earnings (losses) for income tax purposes were as follows:

	REINSURANCE RISK PREMIUM FUND	HIGH YIELD REINSURANCE RISK PREMIUM FUND	U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND	U.S. VRP MASTER FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND	EMERGING MARKETS VRP FUND	INTERNATIONAL VRP MASTER FUND
Tax cost of Investments	$786,237,249	$330,974,985	$407,379,942	$129,842,690	$268,525,163	$77,722,939	$40,226,949	$25,954,348
Unrealized Appreciation	38,765,272	18,433,103	13,711,921	910,233	6,413,162	33,228	90,605	262,221
Unrealized Depreciation	(38,080,332)	(18,125,491)	(1,886,120)	(274,720)	(2,007,921)	(46,318)	(68,521)	(634,604)
Net unrealized appreciation (depreciation)	684,940	307,612	11,825,801	635,513	4,405,241	(13,090)	22,084	(372,383)
Undistributed ordinary income	40,015,090	17,900,892	—	—	—	—	—	—
Undistributed long-term gains	—	—	5,922,783	—	5,555,443	—	—	—
Total undistributable earnings	40,015,090	17,900,892	5,922,783	—	5,555,443	—	—	—
Unrealized appreciation (depreciation)	684,940	307,612	11,825,801	635,513	4,405,241	(13,090)	22,084	(372,383)
Other accumulated gain/(loss)	2,980,090	1,238,707	(4,907,426)	(1,950,356)	—	(1,239,101)	(356,569)	—
Total accumulated earnings	$43,680,120	$19,447,211	$12,841,158	$(1,314,843)	$9,960,684	$(1,252,191)	$(334,485)	$(372,383)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to mark-to-market adjustments on PFICs, wash sales, and return of capital from underlying investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

The tax character of distributions paid during the period ended October 31, 2014 was as follows:

	ORDINARY INCOME	LONG TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Fund	$32,322,188	$—	$—	$32,322,188
High Yield Reinsurance Risk Premium Fund	15,946,420	—	—	15,946,420
U.S. Large Cap VRP Fund	11,465,960	18,337,807	—	29,803,767
U.S. Small Cap VRP Fund	1,248,628	7,574,243	1,855,724	10,678,595
U.S. VRP Master Fund	5,267,297	7,266,372	—	12,533,669
International Developed Markets VRP Fund	1,366,795	115,567	1,234,422	2,716,784
Emerging Markets VRP Fund	1,336,027	—	37,668	1,373,695
International VRP Master Fund	566,265	25,017	242,263	833,545

The tax character of distributions paid during the period ended October 31, 2013 was as follows:

	ORDINARY INCOME	LONG TERM CAPITAL GAIN	TOTAL
Reinsurance Risk Premium Fund	$4,275,606	$—	$4,275,606
High Yield Reinsurance Risk Premium Fund	2,774,240	—	2,774,240
U.S. Large Cap VRP Fund	6,784,867	1,028,950	7,813,817
U.S. Small Cap VRP Fund	2,141,039	257,133	2,398,172
U.S. VRP Master Fund	4,118,227	584,201	4,702,428

At October 31, 2014 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
Reinsurance Risk Premium Fund	$(912,661)	$(307,860)	$(1,220,521)
High Yield Reinsurance Risk Premium Fund	(276,675)	(663,786)	(940,461)
U.S. Large Cap VRP Fund	—	—	—
U.S. Small Cap VRP Fund	—	—	—
U.S. VRP Master Fund	—	—	—
International Developed Markets VRP Fund	—	—	—
Emerging Markets VRP Fund	—	—	—
International VRP Master Fund	—	—	—

To the extent that the Funds listed above may realize future net capital gains, those gains will be offset by any of their unused respective capital loss carryforwards.

At October 31, 2014 certain Funds deferred, on a tax basis, Late-Year Losses. These losses are deemed to arise on November 1, 2014.

Reinsurance Risk Premium Fund	$—
High Yield Reinsurance Risk Premium Fund	—
U.S. Large Cap VRP Fund	(4,551,921)
U.S. Small Cap VRP Fund	(1,665,187)
U.S. VRP Master Fund	—
International Developed Markets VRP Fund	(1,081,292)
Emerging Markets VRP Fund	(378,363)
International VRP Master Fund	—

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal period-end October 31, 2013, or for any other tax years which are open for exam. As of October 31, 2014 open tax years include the periods ended October 31, 2013 and 2014. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

4. Agreements

(a) Investment Advisory Agreement Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the investment adviser of the Funds. The Adviser was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds.

In return for providing management services to the Funds, each of the Reinsurance Funds pays the Adviser an annual fee of 1.50% of that Fund’s average daily net assets and each of the U.S. VRP Funds and International VRP Funds pays the Adviser an annual fee of 1.25% of that Fund’s average daily net assets. The U.S. VRP Master Fund, International VRP Master Fund and the Global Equity VRP Master Fund do not pay an advisory fee to the Adviser.

Through March 1, 2016 for the Reinsurance Funds, U.S. VRP Funds, and the International VRP Portfolio of Funds, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of certain Funds or Class thereof (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Funds’ business) solely to the extent necessary to limit the Funds’ total annual fund operating expenses to 2.00% for Class I shares and 2.15% for Class M shares of each of the Reinsurance Funds, 1.75% for the Class I and 1.90% for the Class M shares of each of the U.S. VRP Funds and the International Developed Markets VRP Fund, 1.80% for the Class I and 1.95% for the Class M shares of the Emerging Markets VRP Fund, 0.25% for the Class I and 0.40% for the Class M shares of the International VRP Master Fund and 0.25% for the Class I shares and 0.40% for the Class M shares of the Global Equity VRP Master Fund. The Adviser shall be permitted to recover expenses attributable to a Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Funds are not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement. As of April 30, 2015, the Adviser has waived and recouped fees as follows:

Fund	REMAINING AMOUNT TO BE RECOUPED (EXPIRING OCTOBER 31, 2017)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING OCTOBER 31, 2018)
Reinsurance Risk Premium Fund	$—	$—
High Yield Reinsurance Fund	—	—
U.S. Large Cap Variance Risk Premium Fund	—	—
U.S. Small Cap Variance Risk Premium Fund	—	—
International Developed Markets VRP Fund	(171,851)	(126)
Emerging Markets VRP Fund	(171,182)	(47,188)
International VRP Master Fund	(104,477)	(38,224)
Global Equity VRP Master Fund	—	(21,688)

(b) Distributor Quasar Distributors, LLC (the “Distributor”) serves as the Funds’ distributor.

(c) Administrator, Custodian, and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

5. Distribution Plan

The Funds pay fees to the Distributor, on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Class M shares (“distribution fees”) and/or in connection with personal services rendered to Class M shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. The maximum annual rate at which the distribution and/or

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

servicing fees may be paid under the 12b-1 Plan is 0.15% of each Fund’s average daily net assets attributable to the Class M Shares. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

6. Offering Costs

Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. These offering expenses were advanced by the Adviser, subject to potential recovery (see Note 4). The offering expenses incurred by the International Developed Markets VRP Fund, the Emerging Markets VRP Fund, the International VRP Master Fund and the Global Equity VRP Master Fund are $82,825, $47,987, $50,683 and $99,405, respectively.

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

8. Investment Transactions

The aggregate purchase and sales of securities (excluding short-term securities) by the Funds for the periods ended April 30, 2015 were as follows:

	REINSURANCE RISK PREMIUM FUND	HIGH YIELD REINSURANCE RISK PREMIUM FUND	U.S. LARGE CAP VARIANCE RISK PREMIUM FUND	U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	U.S. VARIANCE RISK PREMIUM MASTER FUND	INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND	EMERGING MARKETS VARIANCE RISK PREMIUM FUND	INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND	GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND
Purchases	$269,442,405	$122,752,833	$5,425,440	$—	$16,050,000	$806,654	$970,591	$3,355,178	$75,900,000
Sales	103,678,559	42,754,672	22,113,367	222	104,650,000	805,957	876,976	1,300,000	32,100,000
U.S. Government Security Purchases	—	—	—	—	—	—	—	—	—
U.S. Government Security Sales	—	—	—	—	—	—	—	—	—

9. Capital Share Transactions

STONE RIDGE REINSURANCE RISK PREMIUM FUND - CLASS I	PERIOD ENDED APRIL 30, 2015	YEAR ENDED OCTOBER 31, 2014
Shares sold	26,811,235	21,744,252
Shares issued to holders in reinvestment of dividends	3,188,724	1,887,253
Shares redeemed	(5,089,735)	(6,303,261)
Net increase in shares	24,910,224	17,328,244
Shares outstanding:
Beginning of period	52,111,271	34,783,027
End of period	77,021,495	52,111,271

STONE RIDGE REINSURANCE RISK PREMIUM FUND - CLASS M
Shares sold	6,647,837	10,528,344
Shares issued to holders in reinvestment of dividends	1,389,025	771,930
Shares redeemed	(8,857,637)	(4,110,882)
Net increase (decrease) in shares	(820,775)	7,189,392
Shares outstanding:
Beginning of period	21,698,997	14,509,605
End of period	20,878,222	21,698,997

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND - CLASS I	PERIOD ENDED APRIL 30, 2015	YEAR ENDED OCTOBER 31, 2014
Shares sold	11,352,503	11,644,614
Shares issued to holders in reinvestment of dividends	1,739,158	1,051,284
Shares redeemed	(2,054,556)	(2,583,071)
Net increase in shares	11,037,105	10,112,827
Shares outstanding:
Beginning of period	24,142,084	14,029,257
End of period	35,179,189	24,142,084

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND - CLASS M
Shares sold	1,342,101	2,565,412
Shares issued to holders in reinvestment of dividends	468,879	311,953
Shares redeemed	(2,686,594)	(1,968,019)
Net increase (decrease) in shares	(875,614)	909,346
Shares outstanding:
Beginning of period	6,791,627	5,882,281
End of period	5,916,013	6,791,627

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND - CLASS I
Shares sold	5,455,971	6,915,733
Shares issued to holders in reinvestment of dividends	230,243	646,642
Shares redeemed	(9,218,445)	(3,730,450)
Net increase (decrease) in shares	(3,532,231)	3,831,925
Shares outstanding:
Beginning of period	29,107,581	25,275,656
End of period	25,575,350	29,107,581

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND - CLASS M
Shares sold	372,402	2,849,250
Shares issued to holders in reinvestment of dividends	259,516	735,260
Shares redeemed	(3,106,192)	(2,058,210)
Net increase (decrease) in shares	(2,474,274)	1,526,300
Shares outstanding:
Beginning of period	10,827,782	9,301,482
End of period	8,353,508	10,827,782

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND - CLASS I
Shares sold	3,679,014	3,834,238
Shares issued to holders in reinvestment of dividends	32,482	230,064
Shares redeemed	(4,949,975)	(1,977,591)
Net increase (decrease) in shares	(1,238,479)	2,086,711
Shares outstanding:
Beginning of period	11,529,624	9,442,913
End of period	10,291,145	11,529,624

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND - CLASS M	PERIOD ENDED APRIL 30, 2015	YEAR ENDED OCTOBER 31, 2014
Shares sold	289,853	282,224
Shares issued to holders in reinvestment of dividends	12,874	105,624
Shares redeemed	(254,882)	(241,566)
Net increase in shares	47,845	146,282
Shares outstanding:
Beginning of period	1,390,975	1,244,693
End of period	1,438,820	1,390,975

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND - CLASS I
Shares sold	2,719,041	1,858,331
Shares issued to holders in reinvestment of dividends	196,515	463,914
Shares redeemed	(7,916,395)	(708,181)
Net increase (decrease) in shares	(5,000,839)	1,614,064
Shares outstanding:
Beginning of period	15,684,761	14,070,697
End of period	10,683,922	15,684,761

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND - CLASS M
Shares sold	743,083	4,493,706
Shares issued to holders in reinvestment of dividends	238,071	342,740
Shares redeemed	(4,016,168)	(2,244,556)
Net increase (decrease) in shares	(3,035,014)	2,591,890
Shares outstanding:
Beginning of period	10,289,325	7,697,435
End of period	7,254,311	10,289,325

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND - CLASS I(1)
Shares sold	3,746,622	6,492,042
Shares issued to holders in reinvestment of dividends	58,484	204,689
Shares redeemed	(2,039,037)	(558,362)
Net increase in shares	1,766,069	6,138,369
Shares outstanding:
Beginning of period	6,138,369	—
End of period	7,904,438	6,138,369

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND - CLASS M(1)
Shares sold	205,153	1,997,111
Shares issued to holders in reinvestment of dividends	18,787	63,894
Shares redeemed	(100,035)	(122,276)
Net increase in shares	123,905	1,938,729
Shares outstanding:
Beginning of period	1,938,729	—
End of period	2,062,634	1,938,729

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND - CLASSI(1)	PERIOD ENDED APRIL 30, 2015	PERIOD ENDED OCTOBER 31, 2014
Shares sold	1,946,433	3,774,642
Shares issued to holders in reinvestment of dividends	36,794	121,962
Shares redeemed	(650,820)	(262,844)
Net increase in shares	1,332,407	3,633,760
Shares outstanding:
Beginning of period	3,633,760	—
End of period	4,966,167	3,633,760

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND - CLASS M(1)
Shares sold	186,052	373,527
Shares issued to holders in reinvestment of dividends	3,275	9,527
Shares redeemed	(213,221)	(10,491)
Net increase in shares	(23,894)	372,563
Shares outstanding:
Beginning of period	372,563	—
End of period	348,669	372,563

STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND - CLASS I(1)
Shares sold	237,569	663,588
Shares issued to holders in reinvestment of dividends	5,818	17,910
Shares redeemed	(22,013)	(69,966)
Net increase in shares	221,374	611,532
Shares outstanding:
Beginning of period	611,532	—
End of period	832,906	611,532

STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND - CLASS M(1)
Shares sold	179,215	2,492,635
Shares issued to holders in reinvestment of dividends	14,736	56,391
Shares redeemed	(176,131)	(548,610)
Net increase in shares	17,820	2,000,416
Shares outstanding:
Beginning of period	2,000,416	—
End of period	2,018,236	2,000,416

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND - CLASS I(2)
Shares sold	6,830,309	—
Shares issued to holders in reinvestment of dividends	29,508	—
Shares redeemed	(3,245,074)	—
Net increase in shares	3,614,743	—
Shares outstanding:
Beginning of period	—	—
End of period	3,614,743	—

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND - CLASS I(2)	PERIOD ENDED APRIL 30, 2015
Shares sold	882,323
Shares issued to holders in reinvestment of dividends	1,560
Shares redeemed	(38,569)
Net increase in shares	845,314
Shares outstanding:
Beginning of period	—
End of period	845,314

(1)	Commenced operations on February 11, 2014.
(2)	Commenced operations on November 14, 2014.

10. Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period ended April 30, 2015. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

	U.S. Variance Risk Premium Master Fund				International Variance Risk Premium Master Fund
	Stone Ridge U.S. Large Cap VRP Fund—Class I		Stone Ridge U.S. Small Cap VRP Fund—Class I	Total	Stone Ridge International Developed Markets VRP Fund—Class I	Stone Ridge Emerging Markets VRP Fund—Class I	Total
November 1, 2014 Balance
Shares	17,325,291		9,065,224		1,754,434	853,068
Cost	$176,787,239		$92,471,327	$269,258,566	$17,562,517	$8,561,229	$26,123,746
Additions
Shares	1,009,990		525,476		210,189	134,442
Cost	$10,650,000		$5,400,000		$2,070,041	$1,285,138
Reductions
Shares	6,509,119		3,562,796		111,207	20,900
Cost	$67,427,958		$36,693,423		$1,122,373	$217,496
April 30, 2015 Balance
Shares	11,826,162		6,027,904		1,853,416	966,610
Cost	$120,009,281		$61,177,904	$181,187,185	$18,510,185	$9,628,871	$28,139,056
Value	$125,357,317		$62,027,132	$187,384,449	$18,719,497	$9,327,788	$28,047,285
Dividend Income	$1,554,832		$775,340	$2,330,172	$170,041	$85,137	$255,178
Realized Gain/(Loss)	$3,232,739	(1)	$(643,423)	$2,589,316	$(22,372)	$(17,495)	$(39,867)

	Global Equity Variance Risk Premium Master Fund
	Stone Ridge U.S. Large Cap VRP Fund—Class I		Stone Ridge U.S. Small Cap VRP Fund—Class I	Stone Ridge International Developed Markets VRP Fund—Class I	Stone Ridge Emerging Markets VRP Fund—Class I	Total
November 14, 2014 Balance(2)
Shares	—		—	—	—
Cost	$—		$—	$—	$—	$—
Additions
Shares	2,403,952		1,236,021	2,549,784	1,339,257
Cost	$25,400,000		$12,450,000	$24,900,000	$13,150,000
Reductions
Shares	988,809		515,884	1,068,068	557,895
Cost	10,466,938		5,194,876	10,426,309	5,506,419
April 30, 2015 Balance
Shares	1,415,143		720,137	1,481,716	781,362
Cost	$14,933,062		$7,255,124	$14,473,691	$7,643,581	$44,305,458
Value	$15,000,516		$7,410,210	$14,965,336	$7,540,144	$44,916,206
Dividend Income	$112,537		$56,478	$112,692	$57,737	$339,444
Realized Gain/(Loss)	$364,375	(3)	$205,124	$423,691	$(156,419)	$836,771

(1)	Includes $2,060,696 in long-term capital gain distributions.
(2)	Commencement of operations for the Global Equity Variance Risk Premium Master Fund.
(3)	Includes $331,313 in long-term capital gain distributions.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Financial Statements	April 30, 2015 (Unaudited)

11. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At April 30, 2015, Stone Ridge U.S. Variance Risk Premium Master Fund held, for the benefit of its shareholders, 35% of the Stone Ridge U.S. Large Cap Variance Risk Premium Fund and 51% of the Stone Risk U.S. Small Cap Variance Risk Premium Fund. Stone Ridge International Variance Risk Premium Master Fund held, for the benefit of its shareholders, 19% of the Stone Ridge International Developed Markets Variance Risk Premium Fund and 18% of the Stone Ridge Emerging Markets Variance Risk Premium Fund. Stone Ridge Global Equity Variance Risk Premium Master Fund held, for the benefit of its shareholders, 4% of the U.S. Large Cap Variance Risk Premium Fund, 6% of the U.S. Small Cap Variance Risk Premium Fund, 15% of the Stone Ridge International Developed Markets Variance Risk Premium Fund and 15% of the Stone Ridge Emerging Markets Variance Risk Premium Fund.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Expense Examples (Unaudited)

As a shareholder of the Stone Ridge Funds ( each a “Fund”, together the “Funds”), you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period from November 1, 2014 through April 30, 2015, with the exception of Stone Ridge Global Equity Variance Risk Premium Master Fund which commenced operations on November 14, 2014.

Actual Expenses

The first line of each of the tables below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2014 – APRIL 30, 2015
Actual	$1,000.00	$1,007.40	$8.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.61	$8.25

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2014 – APRIL 30, 2015
Actual	$1,000.00	$1,006.60	$8.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.87	$9.00

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Expense Examples (Unaudited)

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2014 – APRIL 30, 2015
Actual	$1,000.00	$1,010.10	$8.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.36	$8.50

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2014 – APRIL 30, 2015
Actual	$1,000.00	$1,009.30	$9.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.62	$9.25

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Large Cap Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2014 – APRIL 30, 2015
Actual	$1,000.00	$1,034.90	$7.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.11	$7.75

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Large Cap Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2014 – APRIL 30, 2015
Actual	$1,000.00	$1,034.00	$8.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.36	$8.50

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Expense Examples (Unaudited)

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2014 – APRIL 30, 2015
Actual	$1,000.00	$1,035.20	$7.77
Hypothetical (5%annual return before expenses)	$1,000.00	$1,017.16	$7.70

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2014 – APRIL 30, 2015
Actual	$1,000.00	$1,035.30	$8.53
Hypothetical (5%annual return before expenses)	$1,000.00	$1,016.41	$8.45

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Variance Risk Premium Master Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2014 – APRIL 30, 2015
Actual	$1,000.00	$1,037.30	$0.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.25	$0.55

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.11%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Variance Risk Premium Master Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2014 – APRIL 30, 2015
Actual	$1,000.00	$1,035.90	$1.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.51	$1.30

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Expense Examples (Unaudited)

Stone Ridge International Developed Markets Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2014 – APRIL 30, 2015
Actual	$1,000.00	$1,051.70	$8.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.07	$8.80

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.76%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge International Developed Markets Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2014 – APRIL 30, 2015
Actual	$1,000.00	$1,050.70	$9.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.32	$9.54

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Emerging Markets Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2014 – APRIL 30, 2015
Actual	$1,000.00	$979.60	$8.83
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.87	$9.00

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Emerging Markets Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2014 – APRIL 30, 2015
Actual	$1,000.00	$979.60	$9.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.12	$9.74

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Expense Examples (Unaudited)

Stone Ridge International Variance Risk Premium Master Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2014 – APRIL 30, 2015
Actual	$1,000.00	$1,026.10	$1.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.55	$1.25

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge International Variance Risk Premium Master Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2014 – APRIL 30, 2015
Actual	$1,000.00	$1,025.70	$2.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.81	$2.01

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Global Equity Variance Risk Premium Master Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 14, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 14, 2014 – APRIL 30, 2015
Actual	$1,000.00	$1,020.70	$1.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.73	$1.16

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 167/365 to reflect the partial year period.

Stone Ridge Global Equity Variance Risk Premium Master Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 14, 2014	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* NOVEMBER 14, 2014 – APRIL 30, 2015
Actual	$1,000.00	$1,020.50	$1.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.05	$1.85

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 167/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Additional Information (Unaudited)

1. Board Approval of the Initial Management Agreement for Stone Ridge Global Equity Variance Risk Premium Master Fund

The Investment Company Act of 1940 requires that the Board of the Trust, including the Trustees who are not “interested persons” as defined in the 1940 Act, (the “Independent Trustees”), initially approve any new investment management agreement for a registered investment company, such as the investment management agreement (the “Initial Agreement”) between the Adviser and the Trust, on behalf of Stone Ridge Global Equity Variance Risk Premium Master Fund (the “Global Equity VRP Fund”).

At an in-person meeting held on June 17, 2014, the Board, including a majority of the Independent Trustees, considered and approved the Initial Agreement for a two-year period. In their consideration of the Initial Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Initial Agreement. In addition, as part of this process, the Independent Trustees had the opportunity to meet in executive session with legal counsel to the Trust without representatives of the Adviser present. The Board noted that the Global Equity VRP Master Fund intended to pursue its investment objective and principal investment strategies by investing in a combination of the Stone Ridge U.S. Large Cap Variance Risk Premium Fund, the Stone Ridge U.S. Small Cap Variance Risk Premium Fund, the Stone Ridge International Developed Markets Variance Risk Premium Fund and the Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Underlying Funds”) and that, as a result, some of the information the Board took into consideration as part of its review of the Initial Agreement for the Global Equity VRP Master Fund related to the Underlying Funds.

The Board’s consideration of Initial Agreement included but was not limited to: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the cost of the services to be provided and the projected profits and other benefits to be realized by the Adviser from its relationship with the Fund; and (3) the extent to which economies of scale may be realized as the Fund grows. Because the Global Equity VRP Master Fund had not yet commenced operations, performance information for this Fund was not available, but the Board considered performance information for other comparable Funds managed by the Adviser. In determining whether to approve the Initial Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the investment management services to be provided by the Adviser, including the management of the Global Equity VRP Master Fund’s portfolio in accordance with its investment policies and applicable law; the selection and weighting of the Global Equity VRP Master Fund’s investments in the Underlying Funds and the ongoing monitoring of such selection. The Board also considered other services to be provided by the Adviser, including monitoring potential conflicts of interest and maintaining regulatory compliance programs for the Global Equity VRP Master Fund. In addition, the Board reviewed the qualifications and professional backgrounds of each person who would provide significant advisory or other services to the Global Equity VRP Master Fund under the Initial Agreement and analyzed the Adviser’s anticipated ability to service the Global Equity VRP Master Fund through such research and advisory personnel. Based on this and related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported the approval of the Initial Agreement.

Although performance information for the Global Equity VRP Master Fund was not yet available as the Fund had not yet commenced operations, the Board reviewed information provided by the Adviser relating to the performance (net of fees) of other similar Funds managed by the Adviser, including the U.S. Master VRP Fund and the International Master VRP Fund, both of which implement their investment strategies by investing their assets in certain of the Underlying Funds, and the Underlying Funds, together with the performance of each such Fund’s corresponding index (where applicable). The Board took into consideration that, given the recent commencement of operations of each such Fund, these Funds had a limited operating history upon which to evaluate their investment performance. The Board, including the Independent Trustees, concluded that the Adviser’s performance records in respect of similar Funds managed by the Adviser and/or other relevant factors supported the approval of the Initial Agreement.

In considering the cost of services to be provided and the benefits to be realized by the Adviser from its relationship with the Global Equity VRP Master Fund, the Board analyzed the expected expense ratio and the contractual expense limitation, noting that the Global Equity VRP Master Fund would not be charged an advisory fee under the Initial Agreement. The Board noted that, because the Global Equity VRP Master Fund intended to invest in the Underlying

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Additional Information (Unaudited)

Funds, each of which pays the Adviser a management fee, the Adviser would receive additional fees from the Underlying Funds as a result of the Global Equity VRP Master Fund’s investments in the Underlying Funds. In considering the appropriateness of the expense ratio applicable to the Global Equity VRP Master Fund, the Board also compared this data against the corresponding information for funds of funds within a Morningstar category that includes in-house fund of funds (i.e., funds of funds that invest in mutual funds within their fund complex) determined to be most similar to the Global Equity VRP Master Fund by the Adviser (the “peer group”). The Board took into consideration information provided by the Adviser relating to the Adviser’s financial health, profitability and the benefits that the Adviser could reasonably expect to derive from the Initial Agreement, noting that the Adviser may receive reputational benefits from its relationship with the Global Equity VRP Master Fund. Based on the foregoing information and other factors deemed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements applicable to the Global Equity VRP Master Fund pursuant to the Initial Agreement were fair and reasonable and that the costs of the services the Adviser would provide and the related benefits to the Adviser in respect of its relationship with the Global Equity VRP Master Fund supported the approval of the Initial Agreement.

Finally, the Board considered the extent to which economies of scale in the provision of services by the Adviser would be realized as the Global Equity VRP Master Fund grows and whether the Fund’s fee levels reflect such economies of scale, such as through expense waiver or limitation arrangements. The Trustees noted that the Global Equity VRP Master Fund and certain of the Underlying Funds were subject to a contractual expense limitation agreement and also considered the potential future reduction of fees paid to the Adviser by the Underlying Funds. After reviewing this and related information, the Board, including the Independent Trustees, concluded that the extent to which economies of scale would be shared with the Global Equity VRP Master Fund supported the approval of the Initial Agreement.

Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters and the Board’s determination that the approval of the Initial Agreement was in the best interests of the shareholders, the Board, including the Independent Trustees, concluded that the Initial Agreement should be approved for a two-year period.

2. Shareholder Notification of Federal Tax Status

For the fiscal period ended October 31, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

For the fiscal period ended October 31, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Reinsurance Risk Premium Fund	4.51%
High Yield Reinsurance Risk Premium Fund	1.84%
U.S. Large Cap VRP Fund	10.23%
U.S. Small Cap VRP Fund	0.87%
U.S. VRP Master Fund	9.54%
International Developed Markets VRP Fund	0.72%
Emerging Markets VRP Fund	0.37%
International VRP Master Fund	0.57%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2014 was as follows:

PERCENTAGES
Reinsurance Risk Premium Fund	0.00%
High Yield Reinsurance Risk Premium Fund	0.00%
U.S. Large Cap VRP Fund	10.14%
U.S. Small Cap VRP Fund	0.87%
U.S. VRP Master Fund	9.45%
International Developed Markets VRP Fund	0.00%
Emerging Markets VRP Fund	0.00%
International VRP Master Fund	0.00%

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Additional Information (Unaudited)

For the period ended October 31, 2014, the funds designate the following percent of ordinary distributions paid as interest-related dividends under the Internal Revenue Code Section 871(k)(1)(c):

PERCENTAGES
Reinsurance Risk Premium Fund	0.07%
High Yield Reinsurance Risk Premium Fund	0.06%
U.S. Large Cap VRP Fund	0.42%
U.S. Small Cap VRP Fund	0.93%
U.S. VRP Master Fund	0.00%
International Developed Markets VRP Fund	0.57%
Emerging Markets VRP Fund	0.32%
International VRP Master Fund	0.01%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund were as follows:

PERCENTAGES
Reinsurance Risk Premium Fund	0.00%
High Yield Reinsurance Risk Premium Fund	0.00%
U.S. Large Cap VRP Fund	100.00%
U.S. Small Cap VRP Fund	100.00%
U.S. VRP Master Fund	1.56%
International Developed Markets VRP Fund	100.00%
Emerging Markets VRP Fund	100.00%
International VRP Master Fund	6.00%

Shareholders should not use the above information to prepare their tax returns. Since each Fund’s fiscal year is not the calendar year, another notification will be made available with respect to calendar year 2014. Such notification, which will reflect the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with Form 1099-DIV and will be made available in February on the Funds’ website, www.stoneridgefunds.com. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each of the Funds.

3. Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

4. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov). The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov).

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

                                                               SQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date 6/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date 6/29/2015

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date 6/29/2015

*	Print the name and title of each signing officer under his or her signature.